             As filed with the Securities and Exchange Commission on
                                April 25, 2003.


                               File No. 333-73738
                                File No. 811-8260
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Pre-Effective Amendment No.     [ ]
                       Post-Effective Amendment No. 14 [X]



      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 14                        [X]


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 352-4090


                        Margaret Gallardo-Cortez, Esquire
                       CUNA Mutual Life Insurance Company
                             5910 Mineral Point Road
                                Madison, WI 53705

               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ] on pursuant to paragraph (a)(i) of Rule 485

The index to attached exhibits is found following the signature pages.

CUNA MUTUAL LIFE INSURANCE COMPANY                                PROSPECTUS
2000 HERITAGE WAY, WAVERLY, IOWA  50677-9202

(319) 352-4090        (800) 798-5500                                 MAY 1, 2003


THIS PROSPECTUS DESCRIBES THE INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT ("CONTRACT") BEING OFFERED BY CUNA MUTUAL LIFE INSURANCE COMPANY ("COMPANY"). Please read it carefully and keep it for future reference. The Company may sell the Contract to individuals, or to or in connection with retirement plans, including plans that qualify for special federal tax treatment under the Internal Revenue Code of 1986, as amended ("CODE").

The Owner ("you") may allocate purchase payments and Contract Values to either:
(1) one or more of the Subaccounts of the CUNA Mutual Life Variable Annuity Account ("Variable Account"), or (2) to the Guaranteed Interest Option, or (3) to both. The investment performance of the mutual fund portfolios underlying the Subaccounts you select will affect the Contract value to the Annuity Date, except for amounts you invest in the Guaranteed Interest Option and will affect the size of variable annuity payments after the annuity date. You bear the entire investment risk on any amounts you allocate to the Variable Account.


Each Subaccount of the Variable Account invests solely in a corresponding portfolio of one of the following funds of the Ultra Series Fund, an open-end management investment company registered with the Securities and Exchange Commission ("SEC"):



                             ULTRA SERIES FUND
       Money Market Fund                    Capital Appreciation Stock Fund
       Bond Fund                            Mid-Cap Stock Fund
       High Income Fund                     Multi-Cap Growth Stock Fund
       Balanced Fund                        Global Securities Fund
       Growth and Income Stock Fund         International Stock Fund



Inside this Prospectus, you will find basic information about the Contract and the Variable Account that you should know before investing. The Statement of Additional Information ("SAI") contains additional information about the Contract and the Variable Account. You will find its table of contents on the last page of this Prospectus. The SAI has been filed with the SEC and is incorporated by reference. You may obtain a copy of the SAI dated May 1, 2003, free of charge by contacting the Company at the address or telephone number shown above. Additionally, the SEC maintains a website at http://www.sec.gov that contains the SAI material incorporated by reference and other information.



This Prospectus must be accompanied by a current prospectus for the Ultra Series Fund and the MFS Variable Insurance Trust.


INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. UNLIKE CREDIT UNION AND BANK ACCOUNTS, CONTRACT VALUE INVESTED IN THE VARIABLE ACCOUNT IS NOT INSURED. VARIABLE CONTRACT VALUE IS NOT DEPOSITED IN OR GUARANTEED BY ANY CREDIT UNION OR BANK AND IS NOT GUARANTEED BY ANY GOVERNMENT AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


DEFINITIONS.....................................................................       1
EXPENSE TABLES..................................................................       3
SUMMARY.........................................................................       5
  The Contract..................................................................       5
  Charges and Deductions........................................................       6
  Annuity Provisions............................................................       6
  Federal Tax Status............................................................       6
CUNA MUTUAL LIFE INSURANCE COMPANY,.............................................       7
THE CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT, AND THE UNDERLYING FUNDS.........       7
   CUNA Mutual Life Insurance Company...........................................       7
   CUNA Mutual Life Variable Annuity Account....................................       7
   The Underlying Funds.........................................................       8
  The Ultra Series Fund.........................................................       8
   Availability of the Funds....................................................       9
   Resolving Material Conflicts.................................................       9
   Addition, Deletion, or Substitution of Investments...........................       9
DESCRIPTION OF THE CONTRACT.....................................................      10
   Issuance of a Contract.......................................................      10
   Purchase Payments............................................................      10
   Right to Examine.............................................................      11
   Allocation of Purchase Payments..............................................      12
   Variable Contract Value......................................................      12
   Transfer Privileges..........................................................      13
   Surrenders and Partial Withdrawals...........................................      15
   Contract Loans...............................................................      16
   Death Benefit Before the Annuity Date........................................      17
   Death Benefit After the Annuity Date.........................................      18
   Annuity Payments on the Annuity Date.........................................      18
   Payments.....................................................................      19
   Modification.................................................................      19
   Reports to Owners............................................................      19
   Inquiries....................................................................      19
THE GUARANTEED INTEREST OPTION..................................................      19
     Category 1.................................................................      20
  Guaranteed Interest Option Value..............................................      20
  Guarantee Periods.............................................................      20
  Net Purchase Payment Preservation Program.....................................      21
  Interest Adjustment...........................................................      21
    Category 2..................................................................      22
  Guaranteed Interest Option Value..............................................      23
  Guarantee Periods.............................................................      23
  Net Purchase Payment Preservation Program.....................................      24
    Category 3..................................................................      24
CHARGES AND DEDUCTIONS..........................................................      24
  Surrender Charge (Contingent Deferred Sales Charge)...........................      24
  Annual Contract Fee...........................................................      25
  Asset-Based Administration Charge.............................................      25
  Transfer Processing Fee.......................................................      25
  Lost Contract Request.........................................................      26
  Mortality and Expense Risk Charge.............................................      26
  Fund Expenses.................................................................      26
  Premium Taxes.................................................................      26
  Other Taxes...................................................................      27

ANNUITY PAYMENT OPTIONS.........................................................      27
  Election of Annuity Payment Options...........................................      27
  Fixed Annuity Payments........................................................      27
  Variable Annuity Payments.....................................................      27
  Description of Annuity Payment Options........................................      28
YIELDS AND TOTAL RETURNS........................................................      29
FEDERAL TAX MATTERS.............................................................      31
  Introduction..................................................................      31
  Tax Status of the Contract....................................................      31
  Taxation of Annuities.........................................................      32
  Transfers, Assignments, or Exchanges of a Contract............................      33
  Withholding...................................................................      34
  Multiple Contracts............................................................      34
  Taxation of Qualified Plans...................................................      34
  Possible Charge for the Company's Taxes.......................................      36
  Other Tax Consequences........................................................      36
DISTRIBUTION OF THE CONTRACTS...................................................      36
LEGAL PROCEEDINGS...............................................................      36
VOTING RIGHTS...................................................................      36
COMPANY HOLIDAYS................................................................      37
FINANCIAL STATEMENTS............................................................      37
FINANCIAL HIGHLIGHTS............................................................      38
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS...........................      40

                                   DEFINITIONS

Accumulation Unit          A unit of measure used to calculate Variable Contract
                           Value.

Adjusted Contract          The Contract value less applicable premium tax not
Value                      yet deducted, less a pro-rated portion of the annual
                           Contract fee, plus or minus any applicable interest adjustment, and (for annuity option 1) less any applicable surrender charges as of the Annuity Date.

Annuitant                  The person or persons whose life (or lives)
                           determines the annuity payment benefits payable under the Contract and whose death determines the death benefit. The maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving
                           Annuitant.

Annuity Date               The date when the Adjusted Contract Value will
                           be applied under an annuity payment option, if the Annuitant is still living.

Annuity Unit               A unit of measure used to calculate variable annuity
                           payments.

Beneficiary                The person to whom the proceeds payable on the death
                           of an Annuitant will be paid.

Contract                   The same date in each Contract Year as the Contract
Anniversary                Date.

Contract Date              The date set forth on the specifications page of
                           the Contract which is used to determine Contract
                           Years and Contract Anniversaries.

Contract Year              A twelve-month period beginning on the Contract
                           Date or on a Contract Anniversary.

Contract Value             The total amount invested under the Contract. It is
                           the sum of the Variable Contract Value, the Guaranteed Interest Option Value and the balance of the Loan Account.

DCA One Year               A Dollar Cost Averaging One Year Guarantee Period
Guarantee Period           described in the Section entitled THE GUARANTEED
                           INTEREST OPTION.

Due Proof of Death         Proof of death satisfactory to the Company. Such
                           proof may consist of the following if acceptable to the Company:

                                    (a)  a certified copy of the death record;

                                    (b) a certified copy of a court decree
                                    reciting a finding of death;

                                    (c) any other proof satisfactory to the
                                    Company.

General Account            The assets of the Company other than those
                           allocated to the Variable Account or any other separate account of the Company.

Guarantee Amount           Any portion of Guaranteed Interest Option Value
                           allocated to a particular Guarantee Period with a particular expiration date (including interest thereon) less any withdrawals therefrom.

Guarantee Period           A choice under the Guaranteed Interest Option of a
                           specific number of years for which the Company agrees to credit a particular effective annual interest rate.

Guaranteed Interest        An allocation option under the Contract funded by the
Option                     Company's General Account. It is neither part of nor
                           dependent upon the investment performance of the Variable Account.

Guaranteed Interest        The value of the Contract in the Guaranteed Interest
Option Value               Option.

Home Office                The Company's principal office at 2000 Heritage Way,
                           Waverly, Iowa 50677.

Loan Account               For any Contract, a portion of the Company's General
                           Account to which Contract Value is transferred to provide collateral for any loan taken under the Contract.

Loan Amount                Except on a Contract Anniversary, the Contract Value
                           in the Loan Account plus any interest charges accrued on such Contract Value up to that time. On a Contract
                           Anniversary, the Loan Amount equals the balance of the Loan Account.

Net Purchase               A purchase payment less any premium taxes deducted
Payment                   from purchase payments.

Non-Qualified              A contract that is not a "Qualified Contract."
Contract

Owner The person(s) ("you") who own(s) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract.

Payee                      The Annuitant(s) during the annuity period.

Qualified Contract         A contract that is issued in connection with
                           retirement plans that qualify for special federal income tax treatment under Section(s) 401, 403(b), 408, 408A or 457 of the Code.


Series An investment portfolio (sometimes called a "Fund") of Ultra Series Fundor any other open-end management investment company or unit investment trust in which a Subaccount invests.


Subaccount                 A subdivision of the Variable Account, the assets of
                           which are invested in a corresponding underlying
                           Fund.

Surrender Value            The Contract Value plus the value of any paid-up
                           annuity additions plus or minus any applicable interest adjustment, less any applicable surrender charges, premium taxes not previously deducted, and the annual Contract fee and Loan Amount.

Valuation Day              For each Subaccount, each day that the New York
                           Stock Exchange is open for business except for days that the Subaccount's corresponding Fund does not value its shares.

Valuation Period           The period beginning at the close of regular trading
                           on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the next succeeding Valuation Day.

Variable Account           CUNA Mutual Life Variable Annuity Account.

Variable Contract          The value of the Contract in the Variable Account.
Value

Written Notice             A written notice or request in a form satisfactory to
                           the Company which is signed by the Owner and received at the Home Office. A Written Notice includes a telephone or fax request made pursuant to the terms of an executed telephone or fax authorization, with original signature, on file at the Home Office.

                                 EXPENSE TABLES




         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, make partial withdrawals from or fully surrender the Contract, or transfer Contract Value between the Subaccounts and/or the Guaranteed Interest Option. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES





Sales Load on purchase payments                                      None
----------------------------------------------------------------------------------------------------------------------------
Maximum Surrender Charge (Contingent Deferred Sales Charge) as a     7%
percentage of purchase payments surrendered or withdrawn
----------------------------------------------------------------------------------------------------------------------------
Transfer Processing Fee                                              $10 per transfer after 12 in a year (currently waived)
----------------------------------------------------------------------------------------------------------------------------
Lost Contract Request Charge                                         $30 for each duplicate contract
----------------------------------------------------------------------------------------------------------------------------



         The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.



PERIODIC CHARGES OTHER THAN FUND EXPENSES



Annual Contract Fee                                                               $30 per Contract Year*
----------------------------------------------------------------------------------------------------------------------------
Variable Account Annual Expenses
     (as a percentage of average Variable Contract Value):
-----------------------------------------------------------------------------------------------------------------------------
     Asset-Based Administration Charge                                                    0.15%
----------------------------------------------------------------------------------------------------------------------------
     Mortality and Expense Risk Charge                                                    1.25%
----------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expenses                                                    1.40%
----------------------------------------------------------------------------------------------------------------------------



* This fee is currently waived if the Contract Value is $25,000 or more.









       The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



RANGE OF EXPENSES FOR THE FUNDS



                                                                            MINIMUM                    MAXIMUM
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses that             0.45%          -           1.21%
are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)
--------------------------------------------------------------------------------------------------------------



The portfolio expenses used to prepare this table were provided to the Company by the Fund(s). The Company has not independently verified such information. The expenses shown reflect actual expenses incurred for the year ended December 31, 2002, rounded to the nearest 100th of one percent. Current or future expenses may be greater or less than those shown.



EXAMPLES OF MAXIMUM CHARGES



         The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples show the maximum costs of investing in the Contract, including Owner transaction expenses, the Annual Contract Fee, Variable Account Annual Expenses, and the maximum Annual Fund Operating Expenses.






         The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract (or you annuitize the Contract under annuity option 1) at the end of the applicable time period:



1 year            3 years          5 years          10 years
------            -------          -------          --------
$901              $1,282            $1,690           $3,012



(2) If you do not surrender your Contract (or you annuitize the Contract under annuity options 2-4) at the end of the applicable time period:



1 year            3 years          5 years          10 years
------            -------          -------          --------
$271              $832              $1,420           $3,012



The Examples do not reflect transfer processing fees, premium taxes (which may range up to 3.5%, depending on the jurisdiction) or interest rate adjustments to net Purchase Payments allocated to the Guaranteed Interest Option. The Examples also reflect the annual Contract fee of $30, after being converted to a percentage.



         THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

                                     SUMMARY

The following summarizes information which is described in more detail later in the prospectus.

THE CONTRACT

Issuance of a Contract. The Company issues Contracts to individuals or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Code. (See DESCRIPTION OF THE CONTRACT, Issuance of a Contract.) Neither you nor the Annuitant may be older than age 85 on the Contract Date.

"Right to Examine" Period. You have the right to return the Contract within 10 days after you receive it. If you return the Contract, it will become void. The Company will refund to you the Contract Value as of the date the Contract is received at our Home Office plus any premium taxes deducted. You are subject to market risk during the "right to examine" period unless state law requires return of purchase payments. You may get back more or less than aggregate purchase payments you have made during this period. If required by state law, the Company will instead return the purchase payment(s) to you. (See DESCRIPTION OF THE CONTRACT, Right to Examine.)

Purchase Payments. The minimum amount required to purchase a Contract depends upon several factors. Generally, you must make payments totaling $5,000 within the first 12 months of the Contract. Certain Qualified Contracts, Section 1035 contracts, and Contracts sold to employees have lower minimum purchase amounts. Unless you pay the minimum purchase amount in full at the time of application, an automatic purchase payment plan must be established resulting in the minimum purchase amount being paid before the end of the first 12 months of the Contract. The minimum purchase payment is $100, unless the payment is made through an automatic purchase payment plan, in which case the minimum is $25. (See DESCRIPTION OF THE CONTRACT, Purchase Payments.)

Allocation of Purchase Payments. You may allocate purchase payments to one or more of the Subaccounts of the Variable Account or to the Guaranteed Interest Option or to both. An allocation to a Subaccount must be in whole percentages and be at least 1% of the purchase payment. An allocation to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Each Subaccount invests solely in a corresponding underlying Fund. The investment performance of the Fund(s) will affect the Subaccount in which you invest your money and your Contract Value. The Company will credit interest to amounts in the Guaranteed Interest Option at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by the Company. (See DESCRIPTION OF THE CONTRACT, Allocation of Purchase Payments.)

Transfers. On or before the Annuity Date, you may transfer all or part of the Contract Value between Subaccount(s) or the Guaranteed Interest Option, subject to certain restrictions.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, you may only transfer amount(s) out of the Guaranteed Interest Option during the 30 days prior to the expiration of a Guarantee Period. You may transfer amount(s) from the DCA One Year Guarantee Period throughout its Guarantee Period. No fee is charged for transfers, but the Company reserves the right to charge $10 for each transfer over 12 during a Contract Year. (See DESCRIPTION OF THE CONTRACT, Transfer Privilege.)

Partial Withdrawal. By Written Notice to the Company on or before the Annuity Date, you may withdraw part of your Contract's Surrender Value, subject to certain limitations. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Surrender. By Written Notice to the Company, you may surrender the Contract and receive its Surrender Value. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

CHARGES AND DEDUCTIONS

The Contract contains the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). There are no sales charges deducted at the time purchase payments are made. However, a surrender charge is deducted when you surrender or partially withdraw purchase payment(s) within seven years of their being paid.

The surrender charge is 7% of the amount of the payment withdrawn or surrendered within one year of having been paid. The surrender charge decreases by 1% for each full year that has passed since the payment was made. There is no surrender charge for withdrawing or surrendering Contract Value in excess of the total purchase payments received or on purchase payments that are more than seven years old. (See CHARGES AND DEDUCTIONS, Surrender Charge (Contingent Deferred Sales Charge).)

Subject to certain restrictions, for the first partial withdrawal (or surrender) in each Contract Year, 10% of total purchase payments subject to a surrender charge may be surrendered or withdrawn without a surrender charge. (See CHARGES AND DEDUCTIONS, Surrender Charge.) The surrender charge also may be waived in certain circumstances as provided in the Contracts.

Annual Contract Fee. The Contract has an annual Contract fee of $30. (This fee is waived if the Contract Value is $25,000 or more.) Before the Annuity Date, the Company deducts this fee from the Contract Value on each Contract Anniversary (or upon surrender of the Contract). After the Annuity Date, the Company deducts this fee from variable annuity payments made to you. A pro-rated portion of the fee is deducted upon annuitization of a Contract. (See CHARGES AND DEDUCTIONS, Annual Contract Fee.)

Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the Variable Account at a rate of 0.003425% per day which is an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk). (See CHARGES AND DEDUCTIONS, Mortality and Expense Risk Charge.)

Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses the Company incurs in administering the Contract. The charge is deducted from the Variable Account at an annual rate of 0.15%. (See CHARGES AND DEDUCTIONS, Asset-Based Administration Charge.)

Premium Taxes. The Company pays any state or local premium taxes applicable to a
Contract: (a) from purchase payments as they are received, (b) from Contract Value upon surrender or partial withdrawal, (c) upon application of adjusted Contract Value to an annuity payment option, or (d) upon payment of a death benefit. The Company reserves the right to deduct premium taxes at the time it pays such taxes. This charge ranges from 0% to 3.50%. (See CHARGES AND DEDUCTIONS, Premium Taxes.)

Fund Expenses. The underlying Funds also charge Annual Fund Expenses as show in the Expense Table.

ANNUITY PROVISIONS

You select the Annuity Date. For Non-Qualified Contracts, the Annuity Date must be on or prior to the later of (1) the Contract Anniversary following the Annuitant's 85th birthday or (2) 10 years after the Contract Date. For Qualified Contracts, the Annuity Date must be on or before: (1) the Annuitant reaching age 70 1/2 or (2) any other date meeting the requirements of the Code. You may change the Annuity Date as described in DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.

On the Annuity Date, the Adjusted Contract Value will be applied to an annuity payment option, unless you choose to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.)

FEDERAL TAX STATUS

Generally, any distribution from your Contract may result in taxable income. A 10% federal penalty tax may also apply to distributions before age 59 1/2. For a further discussion of the federal income tax status of variable annuity contracts, see Federal Tax Matters.

                       CUNA MUTUAL LIFE INSURANCE COMPANY,
               THE CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT, AND
                              THE UNDERLYING FUNDS

CUNA Mutual Life Insurance Company (the Company), is the insurer. CUNA Mutual Life Variable Annuity Account (the Variable Account), is a separate account of the Company. Five registered investment companies of the series type serve as underlying investment options for the Variable Account.

CUNA MUTUAL LIFE INSURANCE COMPANY

CUNA Mutual Life Insurance Company is a mutual life insurance company organized under the laws of Iowa in 1879 and incorporated on June 21, 1882. The Home Office of the Company is located at 2000 Heritage Way, Waverly, Iowa 50677-9202. The Company organized as a fraternal benefit society with the name "Mutual Aid Society of the Evangelical Lutheran Synod of Iowa and Other States," changed its name to "Lutheran Mutual Aid Society" in 1911, and reorganized as a mutual life insurance company called "Lutheran Mutual Life Insurance Company" on January 1, 1938. On December 28, 1984, the Company changed its name to "Century Life of America" and on December 31, 1996 the Company changed its name to "CUNA Mutual Life Insurance Company."

On July 1, 1990, the Company entered into a permanent affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), 5910 Mineral Point Road, Madison WI 53705-4456. The terms of an Agreement of Permanent Affiliation provide for extensive financial sharing between the Company and CUNA Mutual of individual life insurance business through reinsurance arrangements, the joint development of business plans and distribution systems for individual insurance and other financial service products within the credit union system, and the sharing of certain resources and facilities. At the current time, all of the directors of the Company are also directors of CUNA Mutual and many of the senior executive officers of the Company hold similar positions with CUNA Mutual. The affiliation, however, is not a merger or consolidation. Both companies remain separate corporate entities and their respective Owners retain their voting rights. The Company and CUNA Mutual along with their subsidiaries are referred to herein as the "CUNA Mutual Group".


As of December 31, 2002, the Company had more than $5 billion in assets and more than $12 billion of life insurance in force. CMLIC is rated A (Excellent) by AM Best, the third highest out of 16 rating categories. CMLIC is rated AA- (Very Strong) by Fitch Ratings, the 4th highest out of 24 rating categories. These are the most recent ratings available as of the date of this Prospectus. Periodically, the rating agencies review our ratings. To obtain the most current ratings, contact us at the address or telephone number shown on the first page of this Prospectus.


The objective of Best's rating system is to evaluate the factors affecting overall performance of an insurance company and then provide an opinion of a company's financial strength and ability to meet its contractual obligations relative to other companies in the industry. The evaluation includes both quantitative and qualitative analysis of a company's financial and operating performance.

Fitch rates insurance companies on their financial strength and capacity to meet senior obligations to policyholders. It bases these ratings on its assessment of the economic fundamentals of the company's principal lines of business, competitive position, management capability, regulatory solvency and the company's asset and liability management practices.

The Company owns a one-half interest in MEMBERS Capital Advisors, Inc. (the Investment Adviser to the Ultra Series Fund). CUNA Mutual owns CUNA Mutual Investment Corporation, 5910 Mineral Point Road, Madison, Wisconsin, 53705. CUNA Mutual Investment Corporation owns CUNA Brokerage Services, Inc. (the principal underwriter for the Variable Account) and owns a one-half interest in MEMBERS Capital Advisors, Inc. (the Investment Adviser to the Ultra Series Fund).

CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

The Variable Account was established by the Company as a separate account on December 14, 1993. The Variable Account will receive and invest Net Purchase Payments made under the Contracts. In addition, the Variable Account may receive and invest purchase payments for other variable annuity contracts issued in the future by the Company.

Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts and any other contracts supported by the Variable Account. The Company has the right to transfer to the General Account any assets of the Variable Account which are in excess of reserves and other Contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

The Variable Account is divided into Subaccounts. In the future, the number of Subaccounts may change. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses, realized or unrealized, from the assets allocated to each Subaccount are credited to or charged against that Subaccount without regard to income, gains or losses of any other Subaccount, Separate Account or the Company itself.

The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the SEC. The Variable Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.

THE UNDERLYING FUNDS


The Variable Account currently invests in the Ultra Series Fund, (Class Z shares). a management investment company of the series type with one or more investment portfolios or Funds, that is registered with the SEC as an open-end, management investment company.


The investment objectives and policies of each Fund are summarized below. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the Fund prospectuses which must accompany or precede this Prospectus. The prospectuses should be read carefully and retained for future reference.

THE ULTRA SERIES FUND


The Ultra Series Fund is a series fund with two classes of shares within each investment portfolio. Class C shares are offered to unaffiliated insurance company separate accounts and unaffiliated qualified retirement plans. Class Z shares are offered to CUNA Mutual Group affiliates separate accounts and qualified retirement plans.


Money Market Fund. This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

Bond Fund. This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk, through investment in a diversified portfolio of fixed-income securities with maturities of up to 30 years. It principally invests in securities of intermediate term maturities.


High Income Fund. This Fund seeks high current income by investing primarily in a diversified portfolio of lower-rated, higher-yielding income bearing securities. The Fund also seeks capital appreciation, but only when consistent with its primary goal.


Balanced Fund. This Fund seeks a high total return through the combination of income and capital growth. It pursues this objective by investing in the types of common stocks owned by the Capital Appreciation Stock Fund and the Growth and Income Stock Fund, the type of bonds owned by the Bond Fund, and the type of money market instruments owned by the Money Market Fund.

Growth and Income Stock Fund. This Fund seeks long-term growth of capital with income as a secondary consideration. It pursues this objective by investing in common stocks of companies with financial and market strengths and long-term records of performance.

Capital Appreciation Stock Fund. This Fund seeks a high level of long-term growth of capital. It pursues this objective by investing in common stocks, including those of smaller companies and of companies undergoing significant change.

Mid-Cap Stock Fund. This Fund seeks long-term capital appreciation by investing in mid-size and small companies. It pursues this objective by purchasing the common stock of generally smaller, less-developed issuers with valuations, fundamentals and/or prospects that are attractive to the investment adviser.


Multi-Cap Growth Stock Fund. This Fund seeks long-term growth of capital through investments primarily in common stocks of growth-oriented companies.



International Stock Fund. This Fund seeks long-term growth of capital through investments primarily in common stocks of non-U.S. companies.



Global Securities Fund. This Fund seeks capital appreciation by investing mainly in common stocks of U.S. and foreign companies.


MEMBERS Capital Advisors, Inc. serves as investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the trustees of the Ultra Series Fund.

















































AVAILABILITY OF THE FUNDS







The Company has entered into agreements with the investment managers or advisers of the Funds under which the investment manager or adviser pays the Company a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of the Company) in the Funds managed by that manager or adviser. These fees are in consideration for administration services provided to the Funds by the Company. Payments of fees under these agreements by managers or advisers do not increase the fees or expenses paid by the Funds or their shareholders.

RESOLVING MATERIAL CONFLICTS

Shares of the Funds, other than Ultra Series Fund, are sold to separate accounts of insurance companies that are not affiliated with the Company or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold directly to certain qualified pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, the Company will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding and with sale of shares to qualified pension and retirement plans, as disclosed in the Fund's prospectus.

As with other Funds, Ultra Series Fund sells shares in "mixed funding" arrangements. In addition, it sells shares directly to qualified pension and retirement plans sponsored by CUNA Mutual Group. In the future, it is possible that Ultra Series Fund may sell shares in "shared funding" arrangements. As with other funds, in the event of material conflicts, the Company will consider what action may be appropriate, including removing an Ultra Series Fund Portfolio from the Variable Account or replacing it with another Portfolio or Fund. Certain risks associated with mixed funding and with the sale of shares to CUNA Mutual Group plans are disclosed in the Ultra Series Fund Statement of Additional Information.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a Fund that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if, in the Company's judgment, further investment in any Fund should become inappropriate, the Company may redeem the shares, if any, of that Fund and substitute shares of another Fund. Such other Funds may have different fees and expenses. The Company will not substitute any shares attributable to a Contract's interest in a Subaccount without prior notice and approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

The Company also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares of a new corresponding Fund having a specified investment objective. The Company may, in its sole discretion, establish new Subaccounts or eliminate or combine one or more Subaccounts if marketing needs, tax considerations, or investment conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by the Company. Also, certain Subaccounts my be closed to certain customers. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Subaccounts may be transferred to any other Subaccount if, in the sole discretion of the Company, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, the Company (by appropriate endorsement, if necessary) may change the Contract to reflect the substitution or change.

If the Company considers it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under the 1940 Act if registration is no longer required, it may be combined with other Company separate accounts, or its assets may be transferred to another separate account of the Company. In addition, the Company may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have such rights under the Contracts.

These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the policy may be very similar to the investment objectives and policies of other portfolios that are managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even in the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

                           DESCRIPTION OF THE CONTRACT

ISSUANCE OF A CONTRACT

In order to purchase a Contract, application must be made to the Company through a licensed representative of the Company, who is also a registered representative of CUNA Brokerage Services, Inc. ("CUNA Brokerage") or a broker-dealer having a selling agreement with CUNA Brokerage or a broker-dealer having a selling agreement with such broker-dealer. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Neither the Owner nor the Annuitant may be older than age 85 on the Contract Date.

PURCHASE PAYMENTS

The minimum amount required to purchase a Contract depends upon several factors. The minimum purchase amount the Company must receive during the first 12 months of the Contract is:

         -        $5,000, except as described below.

         - $2,000 for Contracts that qualify for special federal income tax treatment under Sections 401, 408, 408A, or 457 of the Code. This category includes qualified pension plans, individual retirement accounts, and certain deferred compensation plans.

         - $300 for Contracts that qualify for special federal income tax treatment under Section 403(b) of the Code. This category includes tax-sheltered annuities.

         - The value of a Contract exchanged pursuant to Section 1035 of the Code, if the Company approves the transaction prior to the exchange.

         - $600 for a Contract sold to employees of the Company and its subsidiaries, to employees of CUNA Mutual and its subsidiaries, and to registered representatives and other persons associated with CUNA Brokerage. This category includes both individual retirement accounts and non-individual retirement accounts.

Unless the minimum purchase amount specified above already has been paid in full at the time of application, an automatic purchase payment plan must be established to schedule regular payments during the first 12 months of the Contract. Under the Company's automatic purchase payment plan, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a credit union account, bank account or other source.

The regular payment schedule established under the automatic purchase plan must total at least the amount shown above as a minimum purchase amount. For example, if $5,000 is the required minimum purchase amount, a $2,000 payment at the time of application and an automatic payment plan amount of $272.73 a month for the next 11 months would be sufficient. Similarly, if $2,000 is the required minimum purchase amount, an initial purchase payment of $166.74 and an automatic payment plan amount of $166.66 for each of the next 11 months would be sufficient. (Tax law does not permit the Company to accept more than $2,000.00 for an individual retirement account, except in the case of a rollover or transfer.)

The minimum size for an initial purchase payment and subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Annuity Date. Additional purchase payments after the initial purchase payment are not required.

The Company reserves the right not to accept (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday, (2) purchase payments of less than $100, and (3) purchase payments in excess of $1 million. Also, the Company reserves the right to change the size of minimum payments and, with respect to Contracts not yet issued, the size of the minimum purchase amounts.

The Company reserves the right, if allowed by state law, to terminate a Contract and pay the Contract Value to the Owner if: (1) no purchase payments have been received during the prior 24 months, (2) aggregate purchase payments up to the time of termination total less than $2,000, and (3) Contract Value is less than $2,000. Since the charges imposed on such a Contract will be significant, only those with the financial capability to keep a contract in place for a substantial period should purchase a contract.

RIGHT TO EXAMINE

The Contract provides for an initial "right to examine" period. The Owner has the right to return the Contract within 10 days of receiving it. In some states, this period may be longer than 10 days.


Depending upon the state of issuance of the Contract, theOwner is subject to market risk during the Right to Examine period. When the Company receives the returned Contract or when the sales representative who sold the Contract receives the returned Contract before the end of the Right to Examine period, the Company will cancel the Contract and refund to the Owner an amount equal to the Contract Value as of the date the returned Contract is received in the Home Office, plus any premium taxes deducted for all plan types except IRAs. This amount may be more or less than the aggregate amount of purchase payments made up to that time. For IRAs, aggregate purchase payments are returned.



In jurisdictions of issuance where state law so requires, when the Company receives the returned Contract or when the sales representative who sold the contract receives the returned Contract before the end of the Right to Examine period, the Company will cancel the Contract and refund to the Owner an amount equal to aggregate purchase payments made. In these states, the initial purchase payments will be allocated to the money market subaccount for 20 days following the Contract Date.


In some states, the refund amount may differ from the description above if the contract is a replacement for an existing contract.

ALLOCATION OF PURCHASE PAYMENTS

At the time of application, the Owner selects how the initial Net Purchase Payment is to be allocated among the Subaccounts and the Guaranteed Interest Option. An allocation to a Subaccount must be for at least 1% of a purchase payment and be in whole percentages. An allocation to the Guaranteed Interest Option must be for at least $1,000.

If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated, as designated by the Owner, to one or more of the Subaccounts or to the Guaranteed Interest Option within two Valuation Days of receipt of such purchase payment by the Company at its Home Office. If the application is not properly completed, the Company reserves the right to retain the purchase payment for up to five Valuation Days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, the Company will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to the Company retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days.

Notwithstanding the foregoing, in jurisdictions where the Company must refund aggregate purchase payments in the event the Owner exercises the right to examine, any portion of the initial Net Purchase Payment to be allocated to a Subaccount will be allocated to the Money Market Subaccount for a 20-day period following the Contract Date. At the end of that period, the amount in the Money Market Subaccount will be allocated to the Subaccounts as designated by the Owner based on the proportion that the allocation percentage for each such Subaccount bears to the sum of the allocation percentages.

Any subsequent Net Purchase Payments will be allocated as of the end of the Valuation Period in which the subsequent Net Purchase Payment is received by the Company and will be allocated in accordance with the allocation schedule in effect at the time the purchase payment is received. However, Owners may direct individual payments to a specific Subaccount or to the Guaranteed Interest Option (or any combination thereof) without changing the existing allocation schedule. The allocation schedule may be changed by the Owner at any time by Written Notice. Changing the purchase payment allocation schedule will not change the allocation of existing Contract Value among the Subaccounts or the Guaranteed Interest Option.

The Contract Values allocated to a Subaccount will vary with that Subaccount's investment experience, and the Owner bears the entire investment risk. Owners should periodically review their purchase payment allocation schedule in light of market conditions and their overall financial objectives.

VARIABLE CONTRACT VALUE

The Variable Contract Value will reflect the investment experience of the selected Subaccounts, any Net Purchase Payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Contract Value, and, because a Contract's Variable Contract Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period. The value will be the total of the values attributable to the Contract in each of the Subaccounts. The Subaccounts are valued by multiplying that Subaccount's unit value for the relevant Valuation Period by the number of Accumulation Units of that Subaccount allocated to the Contract.

Determination of Number of Accumulation Units. Any amounts allocated or transferred to the Subaccounts will be converted into Subaccount Accumulation Units. The number of Accumulation Units to be credited to a Contract is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated or transferred. The number of Accumulation Units in any Subaccount will be increased at the end of the Valuation Period by any Net Purchase Payments allocated to the Subaccount during the current Valuation Period and by any amounts transferred to the Subaccount from another Subaccount or from the Guaranteed Interest Option during the current Valuation Period.

Any amounts transferred, surrendered, or deducted from a Subaccount will be processed by canceling or liquidating Accumulation Units. The number of Accumulation Units to be canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was removed. The number of Accumulation Units in any Subaccount will be decreased at the end of the

Valuation Period by: (a) any amounts transferred (including any applicable transfer fee) from that Subaccount to another Subaccount or to the Guaranteed Interest Option, (b) any amounts withdrawn or surrendered during that Valuation Period, (c) any surrender charge, annual Contract fee or premium tax assessed upon a partial withdrawal or surrender, and (d) the annual Contract fee, if assessed during that Valuation Period.

Determination of Accumulation Unit Value. The Accumulation Unit value for each Subaccount's first Valuation Period was set at $10. The Accumulation Unit value for a Subaccount is calculated for each subsequent Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

         (1)      Is the result of:

                  (a) the net assets of the Subaccount (i.e., the aggregate value of underlying Fund shares or units held by the Subaccount) as of the end of the Valuation Period;

                  (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period that the Company determines to be attributable to the operations of the Subaccount.

         (2) The cumulative unpaid daily charge for mortality and expense risks and for administration multiplied by the number of days in the Valuation Period.

         (3) The number of Accumulation Units outstanding as of the end of the Valuation Period.

TRANSFER PRIVILEGES

General. On or before the Annuity Date and subject to the restrictions described below, the Owner may transfer all or part of the amount in a Subaccount or the Guaranteed Interest Option to another Subaccount or the Guaranteed Interest Option.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, transfers out of the Guaranteed Interest Option are only permitted during the 30-day period prior to the expiration of a Guarantee Period. Transfers from the DCA One Year Guarantee Period may be made throughout its Guarantee Period. Transfers will be made as of the Valuation Day on which Written Notice requesting such transfer is received by the Company if received before 3:00 p.m. Central Time. Transfers will be made as of the Valuation Day next following the day on which Written Notice requesting such transfer is received, if received after 3:00 p.m. Central Time. Subject to these restrictions, there currently is no other limit on the number of transfers that can be made among or between Subaccounts or to or from the Guaranteed Interest Option.

Transfers may be made by Written Notice. A telephone transfer authorization form received by the Company at the Home Office is valid until it is rescinded or revoked in writing by the Owner(s) or until a subsequently dated form signed by the Owner(s) is received at the Home Office. If a currently valid telephone transfer authorization form is on file, the Company may act upon the instructions of any one Owner. The Company is not responsible for inability to receive an Owner's instructions because of busy telephone lines or malfunctioning telephone equipment.

The Company will send a written confirmation of all transfers made pursuant to telephone instructions. The Company may also require a form of personal identification prior to acting on instructions received by telephone and tape record instructions received by telephone. If the Company follows these procedures, it will not be liable for any losses to Owners due to unauthorized or fraudulent instructions.


The Company reserves the right to modify, restrict, suspend, or eliminate the transfer privileges (including automatic transfer privileges and the telephone transfer facility) at any time, for any class of Contracts, for any reason. In particular, the Company reserves the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.


Transfer Fee. No charge is made for transfers, however, the Company reserves the right to charge $10 for each transfer after the 12th during a Contract Year. (See CHARGES AND DEDUCTIONS.)

Dollar-Cost Averaging. If elected at the time of the application or at any other time by Written Notice, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) specified dollar amounts from the Money Market Subaccount or the DCA One Year Guarantee Period to other Subaccounts. This is known as the dollar-cost averaging method of investment. The fixed dollar amount will purchase more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

The minimum transfer amount for dollar-cost averaging is the equivalent of $100 per month. If less than $100 remains in the Money Market or DCA One Year Guarantee Period, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be transferred to the Money Market Subaccount).


Once elected, dollar-cost averaging remains in effect until the earliest of: (1) the Variable Contract Value in the Money Market Subaccount or the value in the DCA One Year Guarantee Period is depleted to zero; (2) the Owner cancels the election by Written Notice; or (3) for three successive months, the Variable Contract Value in the Money Market Subaccount or the value in the DCA One Year Guarantee Period has been insufficient to implement the dollar-cost averaging instructions the Owner has given to the Company. The Company will notify the Owner when dollar-cost averaging is no longer in effect. There is no additional charge for using dollar-cost averaging. The Company reserves the right to modify and/or discontinue offering dollar-cost averaging at any time and for any reason.


Other Types of Automatic Transfers. If elected at the time of the application or at any other time by Written Notice, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Variable Contract Value from one Subaccount to another. Amounts may also be automatically transferred from the DCA One Year Guarantee Period to one or more Subaccounts. Such automatic transfers may be requested on the following basis:
(1) as a specified dollar amount, (2) as a specified number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount.


The minimum automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount or DCA One Year Guarantee Period from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000. Once elected, automatic transfers remain in effect until the earliest of: (1) the Variable Contract Value in the Subaccount or DCA One Year Guarantee Period from which transfers are being made is depleted to zero; (2) the Owner cancels the election by Written Notice; or
(3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions the Owner has given to the Company. The Company will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. The Company reserves the right to modify or discontinue offering automatic transfer at any time and for any reason.



Automatic Personal Portfolio Rebalancing Service. If elected at the time of the application or requested at any other time by Written Notice, an Owner may instruct the Company to automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among such Subaccounts. Such percentage allocations must be in whole percentages and be at least 1% per allocation. Owners may start and stop automatic Variable Contract Value rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If an Owner elects automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), the Company will allocate Variable Contract Value in accordance with the Owner's currently effective purchase payment allocation schedule.) There is no additional charge for using Variable Contract Value rebalancing. If the owner does not specify a frequency for rebalancing, we will rebalance quarterly. The Company reserves the right to modify and/or discontinue offering the Automatic Personal Portfolio Rebalancing Service at any time and for any reason.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders. At any time on or before the Annuity Date, the Owner may surrender the Contract for its Surrender Value. The Surrender Value will be determined as of the Valuation Period on the date Written Notice requesting surrender and the Contract are received at the Company's Home Office. The Surrender Value will be paid in a lump sum unless the Owner requests payment under an annuity payment option. A surrender may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Partial Withdrawals. At any time on or before the Annuity Date, an Owner may make withdrawals of the Surrender Value. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. The Company will withdraw the amount requested from the Contract Value as of the Valuation Day Written Notice requesting the partial withdrawal is received at the Home Office. Any applicable interest adjustment will be deducted from the remaining Contract Value. (See THE GUARANTEED INTEREST OPTION, Interest Adjustment.) Any applicable surrender charge also will be deducted from the remaining Contract Value. (See CHARGES AND DEDUCTIONS, Surrender Charge.)

The Owner may specify the amount of the partial withdrawal to be made from Subaccounts or Guarantee Amounts. If the Owner does not so specify, or if the amount in the designated Subaccounts or Guarantee Amount is inadequate to comply with the request, the partial withdrawal will be made from each Subaccount and each Guarantee Amount based on the proportion that the value in such Subaccount or Guarantee Amount bears to the total Contract Value immediately prior to the partial withdrawal.

A partial withdrawal may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Surrender and Partial Withdrawal Restrictions. The Owner's right to make surrenders and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.


Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Systematic Withdrawals. If elected at the time of the application or requested at any other time by Written Notice, an Owner may elect to receive periodic partial withdrawals under the Company's systematic withdrawal plan. Under the systematic withdrawal plan, the Company will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis) from designated Subaccounts as specified by the Owner. Such withdrawals must be at least $100 each and may only be made from Variable Contract Value. This $100 minimum withdrawal requirement may be waived if the withdrawal is necessary to meet the required minimum distribution under the Code. Generally, owners must be at least age 59 1/2 to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments.

The withdrawals may be requested on the following basis: (1) as a specified dollar amount, (2) as a specified whole number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, (3) the Owner requests that his or her participation in the plan cease, or (4) a surrender charge would be applicable to amounts being withdrawn (i.e., partial withdrawals under the systematic withdrawal plan may not include amounts subject to the surrender charge). With regard to (4), an Owner may, by Written Notice, request that systematic withdrawals continue even though a surrender charge is deducted in connection with such withdrawals. Also with regard to (4), if necessary to meet the required minimum distribution under the Code or if necessary to make substantially equal payments as required under the Code, the Company will continue systematic withdrawals even though a surrender charge is deducted.

There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and Owners should consult with their tax adviser before electing to participate in the plan. The Company reserves the right to discontinue offering the systematic withdrawal plan at any time.

CONTRACT LOANS

Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title I of the Employee Retirement Income Security Act of 1974) may borrow from the Company using their Contracts as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the Code. Owners should, therefore, consult their tax and retirement plan advisers before taking a Contract loan.

At any time, Owners may borrow the lesser of (1) the maximum loan amount permitted under the Code, or (2) 90% of the Surrender Value of their Contract. Loans in excess of the maximum amount permitted under the Code will be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. The Company will only make Contract loans after approving a written application by the Owner. The written consent of all assignees and irrevocable beneficiaries must be obtained before a loan will be given. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with applicable requirements of the Code.

When a loan is made, the Company transfers an amount equal to the amount borrowed from the Variable Contract Value or Guaranteed Interest Option Value to the Loan Account. The Loan Account is part of the Company's General Account and Contract Value in the Loan Account is separate from any Subaccount or Guarantee Account. The Owner must indicate in the loan application from which Subaccounts or Guarantee Amounts, and in what amounts, Contract Value is to be transferred to the Loan Account. In the absence of any such instructions from the Owner, the transfer(s) are made pro-rata from all Subaccounts having Variable Contract Value and from all Guarantee Amounts. Loans may be repaid by the Owner at any time before the Annuity Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Guarantee Accounts designated by the Owner or according to the Owner's current purchase payment allocation instructions. Loan repayments may not be allocated to the DCA One Year Guarantee Period Account. Amounts transferred from the Guaranteed Interest Option to the Loan Account may be subject to an interest adjustment, if applicable.

The Company charges interest on Contract loans at an effective annual rate of 6.5%. The Company pays interest on the Contract Value in the Loan Account at rates it determines from time to time but never less than an effective annual rate of 3.0%. This rate may change at the Company's discretion and Owners should request current interest rate information from the Company or Representative or by calling the Company at (800) 798-5500. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value or Guaranteed Interest Option Value (as described above for the loan itself) to the Loan Account. This transfer will therefore increase the loan amount.

If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, the Company will send a written notice of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 60 days, from the day the notice is mailed, to pay the stated amount. If the Company does not receive the required loan repayment within 60 days, it will terminate the Contract without value. Principal and interest must be repaid in substantially level payments made no less frequently than quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 60-day grace period from the end of quarter installment due date. If the amount due by the end of the quarter is not received within the grace period, a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code
Section 403(b).

Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account and the interest rates applicable to Guarantee Accounts do not apply to the portion of Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

DEATH BENEFIT BEFORE THE ANNUITY DATE

Death of an Owner. If any Owner dies prior to the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to a sole surviving Owner or a new Owner:

         (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

         (2) If the Owner is not the spouse of the deceased Owner he or she may elect, within 60 days of the date the Company receives Due Proof of Death:

                  (a) to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or

                  (b) to apply the Surrender Value within 1 year of the deceased Owner's death to one of the annuity payment options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.

If he or she does not elect one of the above options, the Company will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.

Death of the Annuitant. If the Annuitant dies before the Annuity Date, the Company will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum within five years of the deceased annuitant's death. (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, the Company will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment within 5 years of the deceased Annuitant's death, the Beneficiary may elect, within 60 days of the date the Company receives due proof of the Annuitant's death, to apply the death benefit to an annuity payment option, provided that the Annuity Date selected by the Beneficiary is at least two years after the Contract Date. The Company is currently waiving this two year requirement for Annuity Payment Options 3 and 4. (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)

If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

         (1) payments under the option begin within 1 year of the Annuitant's death; and

         (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

Death Benefit. If the Annuitant is age 75 or younger on the Contract Date, the death benefit is an amount equal to the greater of:

         (1) aggregate Net Purchase Payments made under the Contract less partial withdrawals as of the date the Company receives Due Proof of Death of the deceased;

         (2) Contract Value as of the date the Company receives Due Proof of Death of the deceased's death; or

         (3) the death benefit floor amount as of the date of the deceased's death plus any Net Purchase Payments made and less any partial withdrawals made since the most recent death benefit floor computation anniversary prior to death.

For Contracts issued after the Annuitant's 76th birthday, the death benefit is always equal to the Contract Value as of the date the Company receives Due Proof of the Death of Annuitant less any outstanding loan amount and any applicable premium taxes not previously deducted.

The death benefit floor amount is the Contract Value on the most recent death benefit floor computation anniversary. In states other than Texas, death benefit floor computation anniversaries are the 7th Contract Anniversary and each subsequent 7th Contract Anniversary (for example, the 14th Contract Anniversary, the 21st Contract Anniversary, etc.) (In Texas, the death benefit floor computation anniversaries are the 6th Contract Anniversary and each subsequent 6th Contract Anniversary.)

DEATH BENEFIT AFTER THE ANNUITY DATE

If an Owner dies after the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Payee receiving annuity payments becomes the new Owner. Such Owners will have the rights of Owners during the annuity period, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Annuity Date will have the effect stated in the annuity payment option pursuant to which annuity payments are being made.

ANNUITY PAYMENTS ON THE ANNUITY DATE

The Owner selects the Annuity Date. For Non-Qualified Contracts, the Annuity Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Date. For Qualified Contracts, the Annuity Date must be no later than the Annuitant's age 70 1/2 or any other date meeting the requirements of the Code.

The Owner may change the Annuity Date subject to the following limitations: (1) the Owner's Written Notice must be received at the Home Office at least 30 days before the current Annuity Date, and (2) the requested Annuity Date must be a date that is at least 30 days after receipt of the Written Notice, and (3) the requested Annuity Date must be at least two years after the Contract Date (the Company is currently waiving this limitation for Annuity Payment Options 3 and 4.) (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)

On the Annuity Date, the adjusted Contract Value will be applied under the life income annuity payment option with ten years guaranteed, unless the Owner elects to have the proceeds paid under another payment option or to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.) In certain states, the Surrender Value will be applied to the annuity payment option rather than the adjusted Contract Value. Unless the Owner instructs the Company otherwise, amounts in the Guaranteed Interest Option will be used to provide a fixed-annuity payment option and amounts in the Variable Account will be used to provide a variable annuity payment option.

The adjusted Contract Value is the Contract Value:

         (1)      plus or minus any applicable interest adjustment;

         (2) minus any applicable surrender charge if annuity payment option 1 is selected;

         (3) minus the pro-rated portion of the annual Contract fee (unless the Annuity Date falls on the Contract Anniversary);

         (4)      minus any applicable loan amount; and

         (5)      minus any applicable premium taxes not yet deducted.

PAYMENTS

Any surrender, partial withdrawal, Contract loan, or death benefit usually will be paid within seven days of receipt of a Written Notice, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:

         (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

         (2)      the SEC permits the postponement for the protection of Owners;
                  or

         (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, the Company has the right to delay payment until it has assured itself that the check or draft has been honored.

The Company has the right to defer payment of any surrender, partial withdrawal, or transfer from the Guaranteed Interest Option for up to six months from the date of receipt of Written Notice for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular jurisdiction.

MODIFICATION

Upon notice to the Owner, the Company may modify the Contract:

         (1) to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency; or

         (2) to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

         (3)      to reflect a change in the operation of the Variable Account;
                  or

         (4) to provide for the addition or substitution of investment options.

In the event of most such modifications, the Company will make appropriate endorsement to the Contract.

REPORTS TO OWNERS

At least annually, the Company will mail to each Owner, at such Owner's last known address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount and each Guarantee Amount) of the Contract, purchase payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

INQUIRIES

Inquiries regarding a Contract may be made in writing to the Company at its Home Office.

                         THE GUARANTEED INTEREST OPTION

THE GUARANTEED INTEREST OPTION VARIES ACCORDING TO THE STATE IN WHICH THE CONTRACT IS ISSUED. SOLELY FOR THE SAKE OF CONVENIENT REFERENCE, STATES HAVE BEEN DIVIDED INTO THREE CATEGORIES. IN CATEGORY ONE, THE COMPANY OFFERS GUARANTEE PERIODS VARYING IN DURATION FROM ONE YEAR TO TEN YEARS AND THE COMPANY MAY IMPOSE AN INTEREST ADJUSTMENT ON GUARANTEE AMOUNTS WITHDRAWN PRIOR TO THE EXPIRATION OF A GUARANTEE PERIOD.

IN CATEGORY 2, THE COMPANY OFFERS A GUARANTEE PERIOD OF ONE YEAR AND NO INTEREST ADJUSTMENT IS IMPOSED IF GUARANTEE AMOUNTS ARE WITHDRAWN BEFORE THE EXPIRATION OF THAT YEAR.

IN CATEGORY 3, THE COMPANY DOES NOT INTEND TO OFFER A GUARANTEED INTEREST
OPTION.

TO DETERMINE THE GUARANTEED INTEREST OPTION AVAILABLE IN YOUR STATE, FIND THE NAME OF YOUR STATE IN THE LISTS OF STATES BELOW. THEN READ ABOUT THE GUARANTEED INTEREST OPTION AVAILABLE IN THAT STATE.

CATEGORY 1

THE COMPANY, IN CATEGORY 1 STATES, OFFERS GUARANTEE PERIODS VARYING IN DURATION FROM ONE YEAR TO TEN YEARS AND THE COMPANY MAY IMPOSE AN INTEREST ADJUSTMENT ON GUARANTEE AMOUNTS WITHDRAWN PRIOR TO THE EXPIRATION OF A GUARANTEE PERIOD. CATEGORY 1 STATES ARE: ALABAMA, ALASKA, ARIZONA, ARKANSAS, CALIFORNIA, COLORADO, CONNECTICUT, DELAWARE, DISTRICT OF COLUMBIA, FLORIDA, GEORGIA, HAWAII, IDAHO, ILLINOIS, INDIANA, IOWA, KANSAS, KENTUCKY, LOUISIANA, MAINE, MASSACHUSETTS, MICHIGAN, MINNESOTA, MISSISSIPPI, MISSOURI, MONTANA, NEBRASKA, NEVADA, NEW HAMPSHIRE, NEW MEXICO, NORTH CAROLINA, NORTH DAKOTA, OHIO, OKLAHOMA, RHODE ISLAND, SOUTH CAROLINA, SOUTH DAKOTA, TENNESSEE, VERMONT, VIRGINIA, WEST VIRGINIA, AND WYOMING.

In Category 1 states, an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for selected periods of time from one to ten years. The Company also intends to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. The DCA One Year Guarantee Period has not yet been approved in all states and the Guaranteed Interest Options may not be available in all states. Contact the Company for information on availability in your state.

The Guaranteed Interest Option is part of the Company's General Account and pays interest at declared rates, set at the sole discretion of the Company. The rates are guaranteed for a selected period of time from one to ten years. The principal, after deductions, is also guaranteed. The Company's General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, the Company assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor the Company's General Account has been registered as an investment company under the 1933 Act. Therefore, neither the Company's General Account, nor the Guaranteed Interest Option, are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GUARANTEED INTEREST OPTION VALUE

The portion of the Contract Value allocated to the Guaranteed Interest Option is the Guaranteed Interest Option value which is credited with interest, as described below. The Guaranteed Interest Option value reflects interest credited to Contract Value in Guarantee Periods, Net Purchase Payments allocated to or Contract Value transferred to Guarantee Periods, transfers of Contract Value out of Guarantee Periods, surrenders and partial withdrawals from Guarantee Periods (including related interest adjustments), and charges assessed in connection with the Contract. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

GUARANTEE PERIODS

From time to time the Company will offer to credit Guaranteed Interest Option value with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Guarantee Periods. The Company may offer one or more Guarantee Periods of one to ten years' duration at any time, but will always offer a Guarantee Period of one year. The Company will publish an effective annual interest rate applicable to each Guarantee Period being offered at that time. Net Purchase Payments allocated or Contract Value transferred to a Guarantee Period are guaranteed to earn that rate of interest for each year of the period (provided that such payments and Contract Value are not withdrawn during the Guarantee Period or surrendered). The interest rates available at any time will vary with the number of years in the Guarantee Period but will always be equal to or greater than an effective annual rate of 3%.

Guarantee Periods begin as of the date Net Purchase Payments or transfers of Contract Value are made to them and end when the number of years in the Guarantee Period have elapsed. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. The last day of the Guarantee Period is the expiration date for the Guarantee Period. Owners may not select Guarantee Periods with expiration dates later than the Contract's current Annuity Date. During the 30-day period prior to the expiration of a Guarantee Period, the Owner may transfer the Guarantee Amount related to that Guarantee Period to any new Guarantee Period or Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Guarantee Period. At the expiration of the DCA One Year Guarantee Period, any amount remaining in the account will be transferred to the Money Market Subaccount if other instructions are not received from the Owner. If, at the expiration of a Guarantee Period, less than one year remains until the Annuity Date, the Company will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period. For Guarantee Periods other than the DCA One Year Guarantee Period, the Company will notify Owners of the available Guarantee Periods and Subaccounts 30 days prior to the expiration of a Guarantee Period.

If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date the Company will invest the Guarantee Amount in another Guarantee Period of the same duration as the expiring period. If no Guarantee Period of equal duration is available at that time, the Company will reinvest the Guarantee Amount in the next shortest Guarantee Period available. If either of such default Guarantee Periods would extend beyond the Annuity Date of the Contract, the Company will reinvest the Guarantee Amount in the Guarantee Period of the longest duration that expires before the Annuity Date.

The Company intends to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. The Company has no specific formula for determining current interest rates. These current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of the Company's General Account or any portion thereof. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner therefore assumes the risk that interest credited may not exceed the minimum guaranteed rate.

NET PURCHASE PAYMENT PRESERVATION PROGRAM

An Owner may elect to allocate the initial Net Purchase Payment between the Guaranteed Interest Option and the Variable Account so that at the end of the Guaranteed Period the portion of the initial Net Purchase Payment allocated to the Guarantee Interest Option will equal the initial Net Purchase Payment. This would permit the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, the Company will calculate the portion of any Net Purchase Payment that must be allocated to a particular Guarantee Period to achieve this result.

INTEREST ADJUSTMENT

The Company will impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an annuity payment option from a Guarantee Period (other than the DCA One Year Guarantee Period) before expiration of the period except when such a withdrawal, surrender, or annuitization occurs during the last 30 days of the period. The interest adjustment is calculated by multiplying the amount surrendered, withdrawn, or annuitized by the following factor:

                              0.70 x (I - J) x n/12
Where:

                  I = the guaranteed interest rate then being offered for a new Guarantee Period equal in duration and type to the period from which the Guarantee Amount is being withdrawn, surrendered or annuitized. If a Guarantee Period of such duration is not being offered, "I" equals the linear interpolation of the guaranteed rates for periods then available. If the Guarantee Periods needed to perform the interpolation are not being offered, "I" equals the interest rate being paid on the Treasury Constant Maturity Series published by the Federal Reserve Board for Treasury securities with remaining maturities equal to the duration of the appropriate Guarantee Period plus the interest adjustment reference factor shown on the Contract data page. If no published rates are available for maturities equal to the duration of the appropriate Guarantee Period, linear interpolation of other published rates will be used.

                  J = the guaranteed interest rate then being credited to the Guarantee Amount being withdrawn, surrendered or annuitized.

                  n = the number of complete months remaining until the expiration of the Guarantee Period.

At a time when I exceeds J, the interest adjustment will reduce the portion of any Guarantee Amount available for withdrawal, surrender, or annuitization. At a time when J exceeds I, the interest adjustment will increase the portion of any Guarantee Amount available for withdrawal, surrender, or annuitization. Moreover, the interest adjustment will only operate to increase or reduce credited interest in an amount equal to the excess of 3% per year on a Guarantee Amount at the beginning of any Guarantee Period.

The interest adjustment is calculated separately for each Guarantee Amount and is applied before any surrender charge. Owners must instruct the Company as to which Guarantee Periods should be withdrawn or surrendered. Within any Guarantee Period, Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The adjustment does not apply to the calculation of a death benefit or to amounts deducted from Guaranteed Interest Option value by the Company as fees or charges. In addition, the sum of the surrender charge and interest adjustment for a Guarantee Amount withdrawn or surrendered will not exceed 10% of the Guarantee Amount withdrawn or surrendered.

Any applicable interest adjustment(s) will be deducted from or added to the remaining Guarantee Amount(s), if any, or from all remaining Guarantee Amounts on a pro-rata basis. If, at the time a partial withdrawal is requested from a Guarantee Amount, the Guaranteed Interest Option value would be insufficient to permit the deduction of the interest adjustment from any remaining Guarantee Amounts, then the Company will not permit the partial withdrawal.

The imposition of an interest adjustment may have significant federal income tax consequences. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

CATEGORY 2


THE COMPANY, IN CATEGORY 2 STATES, OFFERS GUARANTEE PERIODS OF ONE YEAR AND NO INTEREST ADJUSTMENT IS IMPOSED. CATEGORY 2 STATES INCLUDE: PENNSYLVANIA, TEXAS, UTAH, AND WISCONSIN. CATEGORY 2 STATES MAY ALSO INCLUDE MARYLAND AND NEW JERSEY. MARYLAND AND NEW JERSEY OFFERS WILL BE LIMITED TO THE DCA ONE YEAR GUARANTEE PERIOD ONLY.


In Category 2 states an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for one year periods. The Company also intends to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. Purchase payment allocations are limited to the first three contract years in Maryland and New Jersey. Contracts sold in Maryland and New Jersey prior to availability of the DCA One Year Guarantee Period do not contain the Guaranteed Interest Option.

The Guaranteed Interest Option is part of the Company's General Account and pays interest at declared rates, set at the sole discretion of the Company, that are guaranteed for one year. The principal, after deductions, is also guaranteed. The Company's General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, the Company assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, nor the Guaranteed Interest Option, are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GUARANTEED INTEREST OPTION VALUE

The Guaranteed Interest Option value is the portion of the Contract Value allocated to the Guaranteed Interest Option. The Guaranteed Interest Option value reflects Net Purchase Payments allocated to and Contract Value transferred to 1) Guarantee Periods, 2) interest credited to Contract Value in Guarantee Periods, 3) transfers of Contract Value out of Guarantee Periods, 4) surrenders and partial withdrawals from Guarantee Periods, and 5) charges assessed in connection with the Contract. Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

GUARANTEE PERIODS

From time to time the Company will offer to credit Guaranteed Interest Option value with interest at a specific rate guaranteed for the following one-year period. The one-year period is known as a Guarantee Period. The Company will publish the effective annual interest rate applicable to each Guarantee Period. Net Purchase Payments allocated and Contract Value transferred to a Guarantee Period are guaranteed to earn that rate of interest during the period (provided that such payments and Contract Value are not withdrawn from the Guarantee Period or surrendered). The interest rate will always be equal to or greater than an effective annual rate of 3%.

A Guarantee Period begins as of the date Net Purchase Payments or transfers of Contract Value are made to the Guarantee Account and ends when 365 days have passed. Transfers of Contract Value to the DCA One-Year Guarantee Period are not permitted. The last day of the 365-day period is the expiration date for the Guarantee Period. During the 30-day period prior to the expiration date, the Owner may transfer the Guarantee Amount related to that Guarantee Period to a new one year Guarantee Period or to any Subaccount available at that time. Such transfers may be made at any time from the DCA One-Year Guarantee Period. At the expiration of a DCA One-Year Guarantee Period, any amount remaining will be transferred to the Money Market Subaccount. For Guarantee Periods other than the DCA One Year Guarantee Period, the Company will notify Owners of the interest rates applicable to the upcoming Guarantee Period thirty days prior to the expiration of a Guarantee Period. If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date the Company will invest the Guarantee Amount in another one year Guarantee Period at the guaranteed rate then offered. If less than one year remains until the Annuity Date, the Company will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period.

The Company intends to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. The Company has no specific formula for determining current interest rates. Current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of the Company's General Account. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner assumes the risk that interest credited may not exceed the minimum guaranteed rate.

The Company will not impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an annuity payment option from the Guaranteed Interest Option.

NET PURCHASE PAYMENT PRESERVATION PROGRAM

An Owner may elect to allocate the initial Net Purchase Payment between the one year Guaranteed Period and the Variable Account so that at the end of the Guarantee Period, the portion of the initial Net Purchase Payment allocated to the Guarantee Amount will equal the initial Net Purchase Payment. This permits the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, the Company will calculate the portion of any initial Net Purchase Payment that must be allocated to a one-year Guarantee Period to achieve this result. The program is not available in Maryland and New Jersey.

CATEGORY 3

THE COMPANY DOES NOT INTEND TO OFFER A GUARANTEED INTEREST OPTION IN CATEGORY 3 STATES. CATEGORY 3 STATES ARE: OREGON AND WASHINGTON.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

General. No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from the Contract Value if a partial withdrawal or surrender is made before the Annuity Date. Also, a surrender charge is deducted from amounts applied to annuity payment option 1. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.)

Charge for Partial Withdrawal or Surrender. A charge is imposed on the partial withdrawal or surrender of purchase payments within seven years of their having been received by the Company. The surrender charge is the percentage of each such purchase payment specified in the table below and is separately calculated and applied to each purchase payment at any time when that purchase payment is withdrawn or surrendered. No surrender charge applies to Contract Value in excess of aggregate purchase payments. The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate purchase payments is surrendered before any purchase payments and that purchase payments are surrendered on a first-in-first-out basis.

Number of Full Years Between
Date of Purchase Payment and                             Charge as Percentage
      Date of Surrender                                  of Purchase Payment
-------------------------------                          --------------------
             0                                                    7%
             1                                                    6%
             2                                                    5%
             3                                                    4%
             4                                                    3%
             5                                                    2%
             6                                                    1%
             7 +                                                  0%

Any applicable surrender charge is deducted pro-rata from the remaining Variable Contract Value in the Subaccounts from which the withdrawal is made or the remaining Guaranteed Interest Option value from the Guarantee Amounts from which the withdrawal is made. If such remaining Variable Contract Value or Guaranteed Interest Option value is insufficient for this purpose, the surrender charge is deducted pro-rata from all Subaccounts and Guarantee Amounts under the Contract.

Amounts Not Subject to Surrender Charge. In each Contract Year, up to 10% of an amount equal to the aggregate purchase payments still subject to a surrender charge (computed at the time of the withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge. Any amounts surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.

Waiver of Surrender Charge. In most states, the Contract provides that, upon Written Notice from the Owner before the Annuity Date, the surrender charge will be waived on any partial withdrawal or surrender if the Annuitant is confined to a nursing home or hospital (as described in the Contract) or becomes terminally ill (as described in the Contract). This waiver is not available in some states, and, therefore, is not described in Contracts issued in those states. As of May 1, 2002, those states include Kansas, New Jersey, Pennsylvania, and Texas.

The Company also offers an Executive Benefits Plan Endorsement in conjunction with certain deferred compensation plans. The executive benefits plan endorsement waives the surrender charges (deferred charges) on the contract (policy) to which it is attached subject to the following conditions:

1. the contract (policy) is surrendered and the proceeds are used to fund a new policy provided through CUNA Mutual Life Insurance Company or an affiliate;

2.       the contract (policy) is owned by a business or trust;

3.       the new contract (policy) is owned by the same entity;

4. the annuitant (insured) under the contract (policy) is a selected manager or a highly compensated employee (as those terms are defined by Title 1 of the Employee Retirement Income Security Act, as amended);

5. the annuitant (insured) under the new contract is also a selected manager or highly compensated employee;

6. we receive an application for the new contract (and have evidence of insurability satisfactory to us).

There is no charge for this benefit. However, if you exercise this benefit during the first two contract (policy) years, we reserve the right to charge a fee to offset expenses incurred. This fee will not exceed $150. The Executive Benefits Plan Endorsement may not be available in all states.

ANNUAL CONTRACT FEE

On each Contract Anniversary prior to the Annuity Date, the Company deducts from the Variable Contract Value an annual Contract fee of $30 to reimburse it for administrative expenses relating to the Contract. The fee is deducted from each Subaccount and from the Guaranteed Interest Option based on the proportion that the value of the Subaccount and the Guaranteed Interest Option bear to the total Contract Value. (In Texas and South Carolina, the fee is deducted from each Subaccount based on the proportion that the value of the Subaccount bears to the total Variable Contract Value.) The annual Contract fee also is deducted upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon annuitization. After the Annuity Date, the annual Contract fee is deducted from variable annuity payments. The Company does not deduct the annual Contract fee on Contracts with a Contract Value of $25,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Annuity Date when a Contract with a Contract Value of $25,000 or more has been annuitized.

ASSET-BASED ADMINISTRATION CHARGE

The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

TRANSFER PROCESSING FEE

Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each subsequent transfer during a Contract Year. For the purpose of assessing such a transfer fee, each written request would be considered to be one transfer, regardless of the number of Subaccounts or Guarantee Amounts affected by the transfer. The transfer fee would be deducted from the Subaccount or Guarantee Amount from which the transfer is made. If a transfer is made from more than one Subaccount or Guarantee Amount at the same time, the transfer fee would be deducted pro-rata from the remaining Variable Contract Value in such Subaccount(s) or from the remaining Guarantee Amount.

LOST CONTRACT REQUEST

You can obtain a certification of your contract at no charge. There will be a $30 charge for a duplicate contract.

MORTALITY AND EXPENSE RISK CHARGE

To compensate the Company for assuming mortality and expense risks, the Company deducts a daily mortality and expense risk charge from the assets of the Variable Account. The charge is at a daily rate of 0.003425%. On an annual basis, this equates to 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk).

The mortality risk the Company assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that the Company assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Annuity Date. The expense risk that the Company assumes is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

The Company may use any profits from this charge to finance other expenses, including distribution expenses related to the Contracts.

FUND EXPENSES


Because the Variable Account purchases shares or units of the various Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. (See EXPENSE TABLES and the accompanying current prospectus for the Ultra Series Fund) A more detailed description of these fees and expenses may be found in the Fund prospectus, which follows this Prospectus.


PREMIUM TAXES

Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other government units within a state may levy such taxes. The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, the jurisdiction may require payment (a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from adjusted Contract Value upon application to an annuity payment option, or (d) upon payment of a death benefit. The Company will forward payment to the taxing jurisdiction when required by law. Although the Company reserves the right to deduct premium taxes at the time such taxes are paid to the taxing authority, currently the Company does not deduct premium tax from the Owner's Contract Value until the Contract is annuitized.

The Company, upon request, will provide current premium tax rates. To obtain this information, contact the Company at the address and telephone number shown on the first page of this prospectus. As of January 1, 2003, the Contracts offered by this Prospectus were subject to tax in the states shown below:

                                 Non-
State                          Qualified     Qualified
=======================================================
California                      2.35%         0.50%
Maine                           2.00%         0.00%
Nevada                          3.50%         0.00%
South Dakota                    1.25%         0.00%
West Virginia                   1.00%         1.00%
Wyoming                         1.00%         0.00%
=======================================================

OTHER TAXES

Currently, no charge is made against the Variable Account for any federal, state, or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from Surrender Value, death benefits, or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

                             ANNUITY PAYMENT OPTIONS

ELECTION OF ANNUITY PAYMENT OPTIONS

On the Annuity Date, the adjusted Contract Value will be applied under an annuity payment option, unless the Owner elects to receive the Surrender Value in a single sum. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.) If an election of an annuity payment option is not on file at the Company's Home Office on the Annuity Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. An annuity payment option may be elected, revoked, or changed by the Owner at any time before the Annuity Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Notice signed by the Owner and/or Beneficiary, as appropriate. The Owner may elect to apply any portion of the adjusted Contract Value to provide either variable annuity payments or fixed annuity payments or a combination of both.

Before the Annuity Date, the Owner can apply the entire Surrender Value under an annuity payment option, or a Beneficiary can apply the death benefit under an annuity payment option. The annuity payment options available are described below.

The Company reserves the right to refuse the election of an annuity payment option other than paying the adjusted Contract Value in a lump sum if the total amount applied to an annuity payment option would be less than $2,500, or each annuity payment would be less than $25.00.

FIXED ANNUITY PAYMENTS

Fixed annuity payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. The amount of each payment depends only on the form and duration of the annuity payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the annuity payments, and the applicable annuity purchase rates in the Contract. The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. The Company may, in its sole discretion, make annuity payments in an amount based on a higher interest rate.

VARIABLE ANNUITY PAYMENTS

The dollar amount of the first variable annuity payment is determined in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a particular annuity payment option, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming such fixed payment is based on the minimum guaranteed 3.5% interest rate) would be the same. Variable annuity payments after the first payment are similar to fixed annuity payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee.

The net investment performance of a Subaccount is translated into a variation in the amount of variable annuity payments through the use of Annuity Units. The amount of the first variable annuity payment associated with each Subaccount is applied to purchase Annuity Units at the Annuity Unit value for the Subaccount on the Annuity Date. The number of Annuity Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Annuity Units is made as described below. Each Subaccount has a separate Annuity Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable annuity payment after the first is equal to the sum of the amounts determined by multiplying the number of Annuity Units under a Contract of a particular Subaccount by the Annuity Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3.5% annual assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Annuity Date, a Payee may change the selected Subaccount(s) by Written Notice up to four times per Contract Year. Such a change will be made by exchanging Annuity Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Annuity Unit value calculations and variable annuity payment calculations.

DESCRIPTION OF ANNUITY PAYMENT OPTIONS

Option 1 - Interest Income. (Fixed Annuity Payments Only) The proceeds are left with the Company to earn interest at a compound annual rate to be determined by the Company but not less than 3.5%. Interest will be paid every month or every 12 months as the Owner or Payee selects. Under this option, the Payee may withdraw part or all of the proceeds at any time. This option may not be available in all states.

Option 2 - Income For a Fixed Term. (Fixed Annuity Payments Only) The proceeds are paid out in equal monthly installments for a fixed number of years between 5 and 30. In the event of the Payee's death, a successor Payee may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3A - Life Income With Specified Number of Years Guaranteed. The proceeds are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3B - Life Income With Special Specified Number of Years Guaranteed. (Fixed Annuity Payments Only) The same as Option 3A except that the specified number of years selected is at least that which is necessary for the total of all guaranteed payments to equal the amount of proceed applied under this option.

Option 3C - Life Income. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Payee. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF THE ANNUITANT DIES AFTER THE FIRST PAYMENT, TWO PAYMENTS IF THE ANNUITANT DIES AFTER THE SECOND PAYMENT, ETC.

Option 4 - Joint and Survivor Life Income - 10 Year Guaranteed Period Certain. The proceeds are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, the company currently makes additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the Payee's age (and if applicable, gender). Age will be determined from the last birthday at the due date of the first payment.

Option 5 -Life Income - Payments Adjusted For Inflation - Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 6 - Joint and Survivor Life Income - Payments Adjusted For Inflation - 10 year Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, the company currently makes additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

Option 7 -Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). We will pay monthly annuity payments adjusted for inflation as described below for as long as the original Payee lives. The total amount paid under this option will be at least equal to the Contract Value applied. If the original Payee dies and the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the Payee's estate.

Option 8 - Joint and Survivor Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). We will pay monthly annuity payments adjusted for inflation as described below for as long as either of the original Payees is living. The total amount paid under this option will be at least equal to the Contract Value applied. If at the death of the second surviving Payee, the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the last surviving Payee's estate.

Adjustments for Inflation. For Options 5, 6, 7, and 8, income payments will be adjusted for inflation at the beginning of each calendar year. The adjustment is based on the percentage increase in the Consumer Price Index - Urban Wage Earners and Clerical Workers (Current Series) for the 12-month period ended September 30 of the prior calendar year. If the change in the index is negative, no adjustment will be made. If the CPI-W is discontinued, a substitute index will be used. Such substitute index may be subject to approval by your state insurance department. We reserve the right to discontinue offering settlement options 5, 6, 7, and 8 if the U.S. Treasury Department no longer issues new Treasury Inflation Protection Securities.

Alternate Payment Option. In lieu of one of the above options, the adjusted Contract Value or death benefit, as applicable, may be applied to any other payment option made available by the Company or requested and agreed to by the Company.

                            YIELDS AND TOTAL RETURNS

From time to time, the Company may advertise or include in sales literature yields, effective yields, and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. The Company also may, from time to time, advertise or include in sales literature Subaccount performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Fund. The performance of a Fund in part reflects its expenses. See the prospectuses for the Funds.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each month over a 12-month period and is shown as a percentage of the investment.

The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time. For periods prior to the date the Variable Account commenced operations, non-standard performance information will be calculated based on the performance of the various Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts. When a Subaccount has been in operation for one, five, and ten years, respectively, the total standard returns for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, the Company may from time to time disclose cumulative total returns for Contracts funded by Subaccounts.

From time to time, yields, standard average annual total returns, and non-standard total returns for the Funds may be disclosed, including such disclosures for periods prior to the date the Variable Account commenced operations.

Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

In advertising and sales literature, the performance of each Subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the Subaccount. Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS's rankings compare variable life and variable universal life issuers. The performance analyses prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which Funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for transaction costs or expenses of operating and managing an investment portfolio. The Lehman Bond Indexes represent unmanaged groups of securities of various issuers and terms to maturity which are representative of bond market performance. The Consumer Price Index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Performance Summary Averages represent the average annual total return of all the funds (within a specified investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service. Other independent ranking services and indices may also be used for performance comparisons.

The Company may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested on a tax-deferred basis which can lead to substantial long-term accumulation of assets, provided that the Subaccount investment experience is positive.

                               FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND
IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about specific tax implications should consult a competent tax adviser before making a transaction. This discussion is based upon the Company's understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although the Company does not have direct control over the Funds in which the Variable Account invests, we believe that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the Owner of a Contract has the choice of one or more Subaccounts in which to allocate Net Purchase Payments and Contract Values, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in an Owner being treated as the Owner of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the Owner of the assets of the Variable Account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such annuitant or over a period not extending beyond the life expectancy of that annuitant, provided that such distributions begin within one year of that owner's death. The owner's "designated Beneficiary" is the person designated by such owner as an annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated Beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity contract owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Surrenders. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The Contract Value immediately before a partial withdrawal may have to be increased by any positive interest adjustment which results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of interest adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an interest adjustment. Surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

         (1)      made on or after the taxpayer reaches age 59 1/2;

         (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

         (3)      attributable to the taxpayer's becoming disabled;

         (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

         (5) made under certain annuities issued in connection with structured settlement agreements; and

         (6) made under an annuity contract that is purchased with a single purchase payment when the Annuity Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the annuity payment period.

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

WITHHOLDING

Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.


"Taxable eligible rollover distributions" from section 401(a) plans, section 403(b) tax-sheltered annuities, and section 457 governmental plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution of any distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, IRA 403(b) plan, or to a governmental section 457 plan that agrees to separately account for rollover distributions.


MULTIPLE CONTRACTS

All non-qualified deferred annuity Contracts that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans.

Contractowners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of such plans.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRA contributions are limited each year to the lesser of a limit specified in the Code or 100% of the amount of compensation includible in the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are also subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA up to the lesser of a limit specified in the Code or 100% of compensation includible in the Owner's gross income. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they were distributed during the five taxable years beginning with the year in which the conversion was made.

Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (Social Security) taxes. Owners of certain Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan. The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.


Certain Deferred Compensation Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Under a non-governmental
Section 457 plan, all investments are owned by the sponsoring employer, are subject to the claims of the general creditors of the employer, and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

At the present time, the Company makes no charge to the Subaccounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                          DISTRIBUTION OF THE CONTRACTS

The Contracts will be offered to the public on a continuous basis. The Company does not anticipate discontinuing the offering of the Contracts, but reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell the Company's variable annuity Contracts and who are also registered representatives of CUNA Brokerage or broker-dealers having selling agreements with CUNA Brokerage or broker-dealers having selling agreements with such broker-dealers. CUNA Brokerage is an indirect wholly-owned subsidiary of CUNA Mutual and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

CUNA Brokerage acts as the principal underwriter, as defined in the Act, of the Contracts for the Variable Account pursuant to an underwriting agreement between the Company and CUNA Brokerage. CUNA Brokerage is not obligated to sell any specific number of Contracts. CUNA Brokerage maintains an Office of Supervisory Jurisdiction at the same address as the Company. CUNA Brokerage's principal business address is the same as that of CUNA Mutual.

The Company may pay sales commissions to broker-dealers up to an amount equal to 6% of the purchase payments paid under a Contract. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. The Company also may pay other distribution expenses such as agents' insurance and pension benefits, agency expense allowances, and overhead attributable to distribution. In addition, the Company may from time to time pay or allow additional promotional incentives in the form of cash or other compensation. These distribution expenses do not result in any additional charges under the Contracts that are not described under CHARGES AND DEDUCTIONS.

                                LEGAL PROCEEDINGS


The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or the Company.


                                  VOTING RIGHTS

In accordance with its view of current applicable law, the Company will vote Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or the Company otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. Prior to the Annuity Date, an Owner holds a voting interest in each Subaccount to which the Contract Value is allocated. After the Annuity Date, the Annuitant has a voting interest in each Subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. For each Annuitant, the number of votes attributable to a Subaccount will be determined by dividing the liability for future variable annuity payments to be paid from that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.5% assumed investment rate used in determining the number of Annuity Units of that Subaccount credited to the Annuitant's Contract and the Annuity Unit value of that Subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Annuitant having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Subaccount invests.

Fund shares for which no timely instructions are received and shares held by the Company in a Subaccount for which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                                COMPANY HOLIDAYS

The Company is closed on the following holidays: New Year's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Company is closed on the day itself if those days fall Monday through Friday, the day immediately preceding if those days fall on a Saturday, and the day immediately following if those days fall on a Sunday.

                              FINANCIAL STATEMENTS


The Company's financial statements and the financial statements of the Variable Annuity Account are contained in the Statement of Additional Information. The Company's financial statements should be distinguished from the Variable Account's financial statements and you should consider the Company's financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please contact us at our Home Office.

                              FINANCIAL HIGHLIGHTS



The following information is derived from the financial statements of the Variable Account. The financial statements are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the fiscal years ended December 31, 1994, 1995, 1996, 1997, 1998, 1999, 2000, 2001 and 2002.



MONEY MARKET SUBACCOUNT      2002        2001         2000        1999          1998       1997         1996        1995     1994*
                          ----------  ----------   ----------  ----------    ----------  ---------   ---------   ---------  --------
Net asset value:

Beginning of period       $    12.96  $    12.67   $    12.12  $    11.72    $    11.31  $   10.91   $   10.55   $   10.16  $ 10.00

End of period                  12.97       12.96        12.67       12.12         11.72      11.31       10.91       10.55    10.16

Percentage increase in          0.08%       2.29%        4.54%       3.41%         3.63%      3.67%       3.41%       3.83%     1.6%
unit value during period

Number of units            5,442,277   6,807,709    4,000,541   3,485,839     2,280,739  1,551,829   1,492,704     637,911  257,622
outstanding at end of
period



BOND SUBACCOUNT              2002        2001         2000        1999          1998       1997         1996       1995     1994*
                          ----------  ----------   ----------  ----------    ----------  ---------   ---------  ---------  --------
Net asset value:

Beginning of period       $    14.46  $    13.54   $    12.70  $    12.79    $    12.21  $   11.52   $   11.36  $    9.89  $ 10.00

End of period                  15.48       14.46        13.54       12.70         12.79      12.21       11.52      11.36     9.89

Percentage increase in          7.05%       6.79%        6.61%      (0.70%)        4.75%      5.99%       1.41%     14.86%    (1.1%)
unit value during period

Number of units            9,807,227   7,754,355    6,267,666   6,071,064     4,554,265  2,755,770   1,686,539    556,749  127,666
outstanding at end of
period



BALANCED SUBACCOUNT          2002         2001         2000        1999         1998        1997       1996       1995      1994*
                          ----------   ----------   ----------  ----------   ----------  ----------  ---------  ---------  -------
Net asset value:

Beginning of period       $    18.57   $    19.43   $    18.97  $    16.80   $    15.02   $   13.03  $   11.92  $    9.89  $ 10.00

End of period                  16.27        18.57        19.43       18.97        16.80       15.02      13.03      11.92     9.89

Percentage increase           (12.39%)      (4.43%)       2.42%      12.92%       11.85%      15.27%      9.31%     20.52%    (1.1%)
in unit value during
period

Number of units           18,645,739   22,697,132   24,438,976  22,086,578   17,694,943  12,307,622  7,783,833  2,698,049  664,679
outstanding at end
of period



GROWTH AND INCOME STOCK      2002         2001         2000        1999         1998        1997         1996        1995     1994*
   SUBACCOUNT             ----------   ----------   ----------  ----------   ----------  ----------  ---------   ---------  -------
Net asset value:

Beginning of period       $    23.59   $    26.80   $    26.95  $    23.17   $    19.91  $    15.36  $   12.76   $    9.82  $ 10.00

End of period                  18.25        23.59        26.80       26.95        23.17       19.91      15.36       12.76     9.82

Percentage increase           (22.64%)     (11.98%)      (0.56%)     16.31%       16.37%      29.62%     20.38%      29.93%  (1.82%)
in unit value during
period

Number of units           17,051,764   21,418,879   23,810,026  21,928,818   18,555,957  14,176,543  8,541,383   2,807,876  593,599
outstanding at end
of period

     CAPITAL
APPRECIATION STOCK           2002         2001         2000        1999         1998       1997         1996        1995     1994*
   SUBACCOUNT             ----------   ----------   ----------  ----------   ----------  ---------   ---------   ---------  -------
Net asset value:

Beginning of period       $    27.21   $    30.37   $    29.53  $    23.91   $    20.05  $   15.45   $   12.90   $   10.00  $ 10.00

End of period                  18.40        27.21        30.37       29.53        23.91      20.05       15.45       12.90    11.60

Percentage increase           (32.38%)     (10.41%)       2.84%      23.50%       19.25%     29.77%      19.77%      29.00%   16.00%
in unit value during
period

Number of units            8,537,540   10,679,690   11,514,350   9,927,977    8,586,442  6,732,473   4,495,720   2,024,589  775,631
outstanding at end
of period



   MID-CAP STOCK             2002         2001         2000        1999+
    SUBACCOUNT            ----------   ----------   ----------  ----------
Net asset value:

Beginning of period       $    15.08   $    13.76   $    11.26       10.00

End of period                  12.28        15.08        13.76  $    11.26
Percentage increase           (18.57%)       9.59%       22.20%      12.60%++
in unit value during
period

Number of units            3,752,657    3,992,522    3,024,335     835,797
outstanding at end
of period



+  1999 data is for the eight-month period ended December 31, 1999.



++ Not annualized.



* This column reflects per unit information from June 1, 1994 (the commencement of operations) through December 31, 1994.



** 1996 data is for the eight-month period beginning May 1, 1996, and ending December 31, 1996.



*** 1997 data is for the eight-month period beginning May 1, 1997, and ending
    December 31, 1997.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS........................................   1
         The Contract.................................................   1
         Incontestability.............................................   1
         Misstatement of Age or Sex...................................   1
         Participation................................................   1

PRINCIPAL UNDERWRITER.................................................   1

CALCULATION OF YIELDS AND TOTAL RETURNS...............................   1
         Money Market Subaccount Yields...............................   1
         Other Subaccount Yields......................................   3
         Average Annual Total Returns.................................   4
         Other Total Returns..........................................   7
         Effect of the Annual Contract Fee on Performance Data........   8

VARIABLE ANNUITY PAYMENTS.............................................   9
         Assumed Investment Rate......................................   9
         Amount of Variable Annuity Payments..........................   9
         Annuity Unit Value...........................................   9

OTHER INFORMATION.....................................................  10

EXPERTS.................................................................11

FINANCIAL STATEMENTS..................................................  11


You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling us at the address or telephone number shown at the beginning of this Prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800) 798-5500

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information contains additional information to that already provided in the Prospectus for the individual flexible premium deferred variable annuity contract (the "Contract") offered by CUNA Mutual Life Insurance Company (the "Company").

This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with Prospectuses for the following:

         1.     Contract;
         2.     Ultra Series Fund.













The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.


                                   May 1, 2003

                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS....................................   1
The Contract......................................................   1
Incontestability..................................................   1
Misstatement of Age or Sex........................................   1
Participation.....................................................   1

CALCULATION OF YIELDS AND TOTAL RETURNS...........................   1
Money Market Subaccount Yields....................................   1
Other Subaccount Yields...........................................   3
Average Annual Total Returns......................................   4
Other Total Returns...............................................   7
Effect of the Annual Contract Fee on Performance Data.............   8

VARIABLE ANNUITY PAYMENTS.........................................   9
Assumed Investment Rate...........................................   9
Amount of Variable Annuity Payments...............................   9
Annuity Unit Value................................................   9

OTHER INFORMATION.................................................  10

EXPERTS...........................................................  11

FINANCIAL STATEMENTS.............................................   11

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. The Company will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

The Company will not contest the Contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

The Contract may participate in the Company's divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each annuity payment.

                              PRINCIPAL UNDERWRITER


CUNA Brokerage Services, Inc., ("CUNA Brokerage"), an affiliate of CUNA Mutual, is the principal underwriter of the variable annuity contracts described herein. The offering of the contract is continuous. CUNA Mutual does not anticipate discontinuing the offering of the Contract, but does reserve the right to do so. CUNA Brokerage received $1,315,452.03 in 2002, $3,670,900.00 in 2001, and
$22,761,632.00 in 2000, as commissions for serving as principal underwriter of the variable annuity contracts.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

MONEY MARKET SUBACCOUNT YIELDS

From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Ultra Series Fund's Money Market Fund or on that Fund's portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation), and exclusive of income other than investment income at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period. Then dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects: 1) net income from the Fund attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account.

The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual Contract fee; 2) the mortality and expense risk charge; and (3) the asset-based administration charge.

For purposes of calculating current yields for a Contract, an average per unit Contract fee is used based on the $30 annual Contract fee deducted at the end of each Contract Year. Current Yield is calculated according to the following formula:

         Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

         NCS      =        the net change in the value of the Money Market
                           Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation), and exclusive of income other than investment income for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES       =        per unit expenses attributable to the hypothetical
                           account for the seven-day period.

         UV       =        the unit value for the first day of the seven-day
                           period.

         Effective yield  =  (1 + ((NCS-ES)/UV)) 365/7 -  1

Where:

         NCS      =        the net change in the value of the Money Market
                           Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1
                           Subaccount unit.

         ES       =        per unit expenses attributable to the hypothetical
                           account for the seven-day period.

         UV       =        the unit value for the first day of the seven-day
                           period.

Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount is lower than the yield for the Money Market Fund.

The current and effective yields on amounts held in the Money Market Subaccount normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected bychanges in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and the Money Market Fund's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

Yield calculations do not take into account the surrender charge under the Contract equal to 1% to 7% of certain purchase payments during the seven years subsequent to each payment being made. A surrender charge will not be imposed upon surrender or partial withdrawal in any Contract Year on an amount equal to 10% of the aggregate purchase payments subject to the surrender charge as of the time of the first withdrawal or surrender in that Contract Year.

OTHER SUBACCOUNT YIELDS

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by:

         1) dividing the net investment income of the Fund attributable to the Subaccount units less Subaccount expenses for the period; by

         2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by

         3) compounding that yield for a six-month period; and by

         4) multiplying that result by 2.

Expenses attributable to the Subaccount include the annual contract fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes a contract fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average contract fee based on the average Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

Yield    =        2 X (((NI - ES)/(U X UV) + 1)(6) - 1)

Where:

         NI       =        net income of the portfolio for the 30-day or one-
                           month period attributable to the Subaccount's units.

         ES       =        expenses of the Subaccount for the 30-day or one-
                           month period.

         U        =        the average number of units outstanding.

         UV       =        the unit value at the close (highest) of the last day
                           in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount is lower than the yield for the corresponding Fund.

The yield on the amounts held in the Subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund and that Fund's operating expenses.

Yield calculations do not take into account the surrender charge under the Contract equal to 1% to 7% of certain purchase payments during the seven years subsequent to each payment being made. A surrender charge will not be imposed upon surrender or partial withdrawal in any Contract Year on an amount equal to 10% of the aggregate purchase payments subject to the surrender charge as of the time of the first withdrawal or surrender in that Contract Year.

AVERAGE ANNUAL TOTAL RETURNS

From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

When a Subaccount or Fund has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

Standard average annual total returns are calculated using Subaccount unit values which the Company calculates on each Valuation Day based on the performance of the Subaccount's underlying Fund, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the annual Contract fee. The calculation assumes that the Contract fee is $30 per year per Contract deducted at the end of each Contract year. For purposes of calculating average annual total return, an average per-dollar per-day Contract fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than eight years. The total return is calculated according to the following formula:

         TR       =        ((ERV/P)1/N) - 1
Where:
         TR       =        the average annual total return net of Subaccount
                           recurring charges.

         ERV      =        the ending redeemable value (net of any applicable
                           surrender charge) of the hypothetical account at the end of the period.

         P        =        a hypothetical initial payment of $1,000.

         N        =        the number of years in the period.

Such average annual total return information for the Subaccounts is as follows:


                                                  For the 1-year         For the 5-year            For the period
                                                   period ended           period ended             since inception
Subaccount                                           12/31/02               12/31/02              6/1/94 to 12/31/02
----------                                        --------------         --------------           ------------------
Money Market                                          -6.34%                2.16%                        2.95%
Bond                                                   0.63%                4.28%                        5.09%
High Income                                           N/A                   N/A                          N/A
Balanced                                             -18.79%                0.98%                        5.70%
Growth and Income Stock                              -29.03%               -2.43%                        7.13%
Capital Appreciation Stock                           -38.76%               -2.41%                        7.23%
Mid-Cap Stock **                                     -24.97%                N/A                          4.77%
Multi-Cap Growth                                      N/A                   N/A                          N/A
International Stock                                   N/A                   N/A                          N/A
Global Securities                                     N/A                   N/A                          N/A


        *  For the period May 1, 1996 through December 31, 2001.





        ** For the period May 1, 1999 through December 31, 2002.



From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Variable Account or any Subaccount commenced operations. The Money Market, Bond, Balanced, and Growth & Income Stock Funds commenced operations in January, 1985. The Capital Appreciation Stock Fund commenced operations in January, 1994. The Mid-Cap Stock Fund commenced operations in May, 1999. The Multi-Cap Growth Stock Fund commenced operations in May, 2002.


Performance information for the Subaccounts for periods prior to the inception of the Variable Account is calculated according to the formula shown on the previous page, based on the performance of the Funds and the assumption that the corresponding Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts.

Such average annual total return information for the Subaccounts is as follows:

                                                   For the        For the            For the         For the period
                                                   1-year         5-year             10-Year         from date
                                                   period         period             period          of inception
                                                   ended          ended              ended           of fund to
Subaccount                                         12/31/02       12/31/02           12/31/02        12/31/02
----------                                         --------       --------           --------        --------
Money Market                                       -6.34%            2.16%             2.68%            3.68%
Bond                                                0.63%            4.28%             4.70%            6.36%
High Income                                          N/A             N/A                                N/A
Balanced                                          -18.79%            0.98%             5.67%            7.71%
Growth and Income Stock                           -29.03%           -2.43%             7.47%            9.34%
Capital Appreciation Stock*                       -38.76%           -2.41%             N/A              7.33%
Mid-Cap Stock***                                  -18.67%            N/A               N/A              5.63%
Multi-Cap Growth                                     N/A             N/A               N/A
International Stock                                  N/A             N/A               N/A
Global Securities                                    N/A             N/A               N/A



       *   For the period January 2, 1994 through December 31, 2002.



       **  For the period May 1, 1996 through December 31, 2001.



       *** For the period May 1, 1999 through December 31, 2002.

OTHER TOTAL RETURNS

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

Such average annual total return information for the Subaccounts is as follows:


                                         For the 1-year                For the 5-year              For the period
                                          period ended                  period ended               since inception
Subaccount                                  12/31/02                      12/31/20                6/1/94 to 12/31/02
----------                                  --------                      --------                ------------------
Money Market                                   -0.04%                        2.65%                      2.95%
Bond                                            6.93%                        4.73%                      5.09%
High Income                                      N/A                          N/A                        N/A
Balanced                                      -12.49%                        1.49%                      5.70%
Growth and Income Stock                       -22.73%                       -1.84%                      7.13%
Capital Appreciation Stock                    -32.46%                       -1.82%                      7.23%
Mid-Cap Stock**                               -24.97%                         N/A                       4.77%
Multi-Cap Growth                                 N/A                          N/A                        N/A
International Stock                              N/A                          N/A                        N/A
Global Securities                                N/A                          N/A                        N/A



        ** For the period May 1, 1999 through December 31, 2002.


The chart below corresponds to the chart on the previous page showing returns for periods prior to the date the Variable Account commenced operations, except that the chart below does not reflect the surrender charge.

Such average annual total return information for the Subaccounts is as follows:


                                             For the           For the           For the          For the period
                                             1-year            5-year            10-Year             from date
                                             period            period            period            of inception
                                              ended             ended             ended             of fund to
Subaccount                                  12/31/02          12/31/02          12/31/02             12/31/02
----------                                  --------          --------          --------             --------
Money Market                                 -0.04%            2.65%             2.68%                33.68%
Bond     6.93%                                4.73%            4.70%             6.36%
High Income                                    N/A              N/A               N/A                   N/A
Balanced                                    -12.49%            1.49%             5.67%                 7.71%
Growth and Income Stock                     -22.73%           -2.43%             7.47%                 9.34%
Capital Appreciation Stock*                 -32.46%           -1.82%              N/A                  7.33%
Mid-Cap Stock**                             -18.67%             N/A               N/A                  5.63%
Multi-Cap Growth                               N/A              N/A               N/A                   N/A
International Stock                            N/A              N/A               N/A                   N/A
Global Securities                              N/A              N/A               N/A                   N/A



         *  For the period January 2, 1994 through December 31, 2002.

         ** For the period May 1, 1999 through December 31, 2002.


The Company may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

         CTR      =        (ERV/P) - 1
Where:
         CTR      =        The cumulative total return net of Subaccount
                           recurring charges for the period.

         ERV      =        The ending redeemable value of the hypothetical
                           investment at the end of the period.

         P        =        A hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL CONTRACT FEE ON PERFORMANCE DATA

The Contract provides for a $30 annual Contract fee to be deducted annually at the end of each Contract Year, from the Subaccounts based on the proportion of the Variable Contract Value invested in each such Subaccount. For purposes of reflecting the Contract fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Variable Contract Value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                           VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE VARIABLE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Date, the annuity payment option selected, and the age and sex (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity payment option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable annuity payment derived from a Subaccount is divided by the Annuity Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Annuity Units for Annuity Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable annuity payment derived from each Subaccount is determined by multiplying the number of Annuity Units of that Subaccount attributable to that Contract by the value of such Annuity Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Annuity Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable annuity payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1 1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The Annuity Unit value for each Subaccount's first

Valuation Period was set at $100. The Annuity Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

         (1) is the Accumulation Unit value for the current Valuation Period;

         (2) is the Accumulation Unit value for the immediately preceding Valuation Period;

         (3) is the Annuity Unit value for the immediately preceding Valuation Period; and

         (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable annuity payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of several variable annuity payments based on one Subaccount.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE
1.  Accumulation Unit value for current Valuation Period                                    12.56
2.  Accumulation Unit value for immediately preceding Valuation Period                      12.55
3.  Annuity Unit value for immediately preceding Valuation Period                          103.41
4.  Factor to compensate for the assumed investment rate of 3.5%                             0.99990575
5.  Annuity Unit value of current Valuation Period ((1) / (2)) x (3) x (4)                 103.48

ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
1.   Number of Accumulation Units at Annuity Date                                        1,000.00
2.   Accumulation Unit value                                                           $    18.00
3.   Adjusted Contract Value (1)x(2)                                                   $18,000.00
4.   First monthly annuity payment per $1,000 of adjusted Contract Value               $     5.63
5.   First monthly annuity payment (3)x(4) / 1,000                                     $   101.34
6.   Annuity Unit value                                                                $    98.00
7.   Number of Annuity Units (5)/(6)                                                         1.034
8.   Assume Annuity Unit value for second month equal to                               $    99.70
9.   Second monthly annuity payment (7)x(8)                                            $   103.09
10.  Assume Annuity Unit value for third month equal to                                $    95.30
11.  Third monthly annuity payment (7)x(10)                                            $    98.54


                               OTHER INFORMATION



A registration statement ("Registration Statement") has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                                    EXPERTS



The statements of assets and liabilities of the Variable Account as of December 31, 2002, and the statements of operations and changes in net assets for each of the three years in the period then ended, and of the Company as of December 31, 2002 and 2001 and for each of the three years in the period then ended, included herein and elsewhere in the Registration Statement have been included in reliance upon the reports of PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, and upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS


The audited financial statements included in this SAI, which is a part of the Registration Statement, as well as the Reports of Independent Accountants, should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2002



                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2002



                                                MONEY                       STRATEGIC        HIGH                        GROWTH AND
                                                MARKET          BOND         INCOME         INCOME         BALANCED     INCOME STOCK
                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                              ----------     ----------     ----------     ----------     ----------     ----------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Money Market Fund,
   70,442,323 shares at net asset value
   of $1.00 per share (cost $70,442,323)     $ 70,442,323   $         --   $         --   $         --   $         --   $         --

INVESTMENTS IN ULTRA SERIES FUND:
   Bond Fund,
   14,352,617 shares at net asset value of
   $10.59 per share (cost $149,241,158)                --    152,035,783             --             --             --             --

INVESTMENTS IN MFS(R) VARIABLE
INSURANCE TRUST(SM):
   Strategic Income Series,
   605,189 shares at net asset value of
   $10.53 per share (cost $6,167,857)                  --             --      6,372,644             --             --             --

INVESTMENTS IN OPPENHEIMER
VARIABLE ACCOUNT FUNDS:
   High Income Fund/VA,
   4,441,818 shares at net asset value of
   $7.51 per share (cost $45,521,388)                  --             --             --     33,358,052             --             --

INVESTMENTS IN ULTRA SERIES FUND:
   Balanced Fund,
   19,169,965 shares at net asset value of
   $15.85 per share (cost $338,729,141)                --             --             --             --    303,790,614             --

INVESTMENTS IN ULTRA SERIES FUND:
   Growth and Income Stock Fund,
   14,038,362 shares at net asset value of
   $22.20 per share (cost $373,176,330)                                                                                  311,585,807
                                             ------------   ------------   ------------   ------------   ------------   ------------
     Total assets                              70,442,323    152,035,783      6,372,644     33,358,052    303,790,614    311,585,807
                                             ------------   ------------   ------------   ------------   ------------   ------------

LIABILITIES:
Accrued adverse mortality and
   expense charges                                 78,467        164,489          7,004         36,422        337,668        350,199
Other accrued expenses                              9,416         19,739            841          4,371         40,520         42,024
                                             ------------   ------------   ------------   ------------   ------------   ------------
     Total liabilities                             87,883        184,228          7,845         40,793        378,188        392,223
                                             ------------   ------------   ------------   ------------   ------------   ------------
     Net assets                              $ 70,354,440   $151,851,555   $  6,364,799   $ 33,317,259   $303,412,426   $311,193,584
                                             ============   ============   ============   ============   ============   ============

CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
   (note 5)                                  $ 70,348,588   $151,833,406   $  6,363,101   $ 33,292,408   $303,132,317   $310,914,602
Contracts in annuity payment period
   (note 2 and note 5)                              5,852         18,149          1,698         24,851        280,109        278,982
                                             ------------   ------------   ------------   ------------   ------------   ------------
     Total contract owners' equity           $ 70,354,440   $151,851,555   $  6,364,799   $ 33,317,259   $303,412,426   $311,193,584
                                             ============   ============   ============   ============   ============   ============
     Total units outstanding
       (note 5 and note 6)                      5,422,729      9,808,400        482,215      3,244,644     18,645,739     17,051,764
                                             ============   ============   ============   ============   ============   ============
     Net asset value per unit                $      12.97   $      15.48   $      13.20   $      10.27   $      16.27   $      18.25
                                             ============   ============   ============   ============   ============   ============


See accompanying notes to financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements



                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                 STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
                                December 31, 2002



                                                        CAPITAL
                                                      APPRECIATION      MID-CAP      EMERGING      INTERNATIONAL  DEVELOPING
                                                          STOCK          STOCK        GROWTH           STOCK       MARKETS
                                                        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                        ----------    ----------     ----------     ----------    ----------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Capital Appreciation Stock Fund,
   11,114,863 shares at net asset value of
   $14.15 per share (cost $214,794,999)               $157,309,563   $         --   $         --   $         --   $       --

INVESTMENTS IN ULTRA SERIES FUND:
   Mid-Cap Stock Fund,
   4,110,815 shares at net asset value of
   $11.22 per share (cost $51,070,301)                                 46,141,531             --             --           --

INVESTMENTS IN MFS(R) VARIABLE
INSURANCE TRUST(SM):
   Emerging Growth Series,
   3,867,525 shares at net asset value of
   $11.91 per share (cost $80,446,949)                          --             --     46,062,226             --           --

INVESTMENTS IN T. ROWE PRICE
INTERNATIONAL SERIES, INC.:
   International Stock Portfolio,
   4,212,856 shares at net asset value of
   $9.26 per share (cost $56,324,394)                           --             --             --     39,011,050           --

INVESTMENTS IN FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST:
   Developing Markets Securities,
   840,751 shares at net asset value of
   $4.69 per share (cost $5,442,723)                            --             --             --             --    3,943,122
                                                      ------------   ------------   ------------   ------------   ----------
     Total assets                                      157,309,563     46,141,531     46,062,226     39,011,050    3,943,122
                                                      ------------   ------------   ------------   ------------   ----------

LIABILITIES
Accrued adverse mortality and
   expense charges                                         177,535         51,394         51,918         43,075        4,402
Other accrued expenses                                      21,304          6,167          6,230          5,169          528
                                                      ------------   ------------   ------------   ------------   ----------
     Total liabilities                                     198,839         57,561         58,148         48,244        4,930
                                                      ------------   ------------   ------------   ------------   ----------
     Net assets                                       $157,110,724   $ 46,083,970   $ 46,004,078   $ 38,962,806    3,938,192
                                                      ============   ============   ============   ============   ==========
CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
   (note 5)                                           $157,062,586   $ 46,078,991   $ 45,980,865   $ 38,938,549   $3,938,192
Contracts in annuity payment period
   (note 2 and note 5)                                      48,138          4,979         23,213         24,257           --
                                                      ------------   ------------   ------------   ------------   ----------
     Total contract owners' equity                    $157,110,724   $ 46,083,970   $ 46,004,078   $ 38,962,806   $3,938,192
                                                      ============   ============   ============   ============   ==========
     Total units outstanding
       (note 5 and note 6)                               8,537,540      3,752,657      4,849,573      4,107,322      841,843
                                                      ============   ============   ============   ============   ==========
     Net asset value per unit                         $      18.40   $      12.28   $       9.49   $       9.49   $     4.68
                                                      ============   ============   ============   ============   ==========


See accompanying notes to financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements



                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2002



                                              MONEY                       STRATEGIC        HIGH                        GROWTH AND
                                              MARKET          BOND         INCOME         INCOME         BALANCED     INCOME STOCK
                                            SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                            ----------     ----------    ----------      ----------     ----------     ----------
INVESTMENT INCOME (LOSS):
  Dividend income                         $  1,202,081   $  6,380,937   $    276,878    $ 4,077,061    $10,214,759    $  5,000,879
  Adverse mortality and expense charges
   (note 3)                                 (1,009,205)    (1,591,677)       (91,135)      (465,687)    (4,519,743)     (5,070,329)
  Administrative charges                      (121,105)      (191,001)       (10,936)       (55,882)      (542,369)       (608,439)
                                          ------------   ------------   ------------   ------------   ------------   -------------
  Net investment income (loss)                  71,771      4,598,259        174,807      3,555,492      5,152,647        (677,889)
                                          ------------   ------------   ------------   ------------   ------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received              --             --             --             --          6,156              --
   Proceeds from sale of securities         41,018,101     13,807,759      2,914,509      9,191,426     73,660,386      91,954,309
   Cost of securities sold                 (41,018,101)   (13,639,726)    (2,940,053)   (12,614,634)   (78,662,354)   (101,072,601)
                                          ------------   ------------   ------------   ------------   ------------   -------------
   Net realized gain (loss) on security
    transactions                                    --        168,033        (25,544)    (3,423,208)    (4,995,812)     (9,118,292)
  Net change in unrealized appreciation
   or depreciation on investments                   --      3,825,565        303,044     (1,772,770)   (50,984,603)    (98,514,044)
                                          ------------   ------------   ------------   ------------   ------------   -------------
   Net gain (loss) on investments                   --      3,993,598        277,500     (5,195,978)   (55,980,415)   (107,632,336)
                                          ------------   ------------   ------------   ------------   ------------   -------------
Net increase (decrease) in net assets
  resulting from operations               $     71,771   $  8,591,857   $    452,307   ($ 1,640,486)  ($50,827,768)  ($108,310,225)
                                          ============   ============   ============   ============   ============   =============



                                                         CAPITAL
                                                       APPRECIATION     MID-CAP        EMERGING    INTERNATIONAL    DEVELOPING
                                                          STOCK          STOCK          GROWTH         STOCK         MARKETS
                                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                        ----------     ----------     ----------     ----------     ----------
INVESTMENT INCOME (LOSS):
  Dividend income                                      $   439,165    $   261,614    $        --    $   418,356    $    67,410
  Adverse mortality and expense charges
   (note 3)                                             (2,636,122)      (704,840)      (810,035)      (619,158)       (58,588)
  Administrative charges                                  (316,335)       (84,581)       (97,204)       (74,299)        (7,031)
                                                      ------------   ------------   ------------   ------------   ------------
  Net investment income (loss)                          (2,513,292)      (527,807)      (907,239)      (275,101)         1,791
                                                      ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                      64,972        985,090             --         41,836             --
   Proceeds from sale of securities                     45,343,170     10,748,095     16,893,925     11,975,886      1,685,361
   Cost of securities sold                             (57,637,799)   (11,641,194)   (26,025,996)   (15,583,947)    (2,300,247)
                                                      ------------   ------------   ------------   ------------   ------------
   Net realized gain (loss) on security
    transactions                                       (12,229,657)        91,991     (9,132,071)    (3,566,225)      (614,886)
  Net change in unrealized appreciation
   or depreciation on investments                      (76,684,989)   (12,045,360)   (19,848,702)    (6,916,142)       523,639
                                                      ------------   ------------   ------------   ------------   ------------
   Net gain (loss) on investments                      (88,914,646)   (11,953,369)   (28,980,773)   (10,482,367)       (91,247)
                                                      ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations                           ($91,427,938)  ($12,481,176)  ($29,888,012)  ($10,757,468)  ($    89,456)
                                                      ============   ============   ============   ============   ============


See accompanying notes to financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements



                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 2002 and 2001



                                                   MONEY MARKET SUBACCOUNT               BOND SUBACCOUNT
                                                    2002             2001             2002             2001
                                                    ----             ----             ----             ----
OPERATIONS:
  Net investment income (loss)                 $      71,771    $   1,457,524    $   4,598,259    $   4,476,424
  Net realized gain (loss) on
   security transactions                                  --               --          168,033           (4,384)
  Net change in unrealized appreciation
   or depreciation on investments                         --               --        3,825,565        1,469,043
                                               -------------    -------------    -------------    -------------
    Change in net assets from operations              71,771        1,457,524        8,591,857        5,941,083
                                               -------------    -------------    -------------    -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                    61,832,512       91,122,773      118,321,062       90,588,962
  Cost of units repurchased                      (79,795,978)     (55,008,404)     (87,210,056)     (69,242,442)
  Actuarial adjustments for mortality
   experience on annuities in payment period              18           (9,404)             454               90
  Annuity benefit payments                              (482)            (497)          (1,426)          (1,279)
                                               -------------    -------------    -------------    -------------
   Change in net assets from capital
    unit transactions                            (17,963,930)      36,104,468       31,110,034       21,345,331
                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets                (17,892,159)      37,561,992       39,701,891       27,286,414

NET ASSETS:

  Beginning of period                             88,246,599       50,684,607      112,149,664       84,863,250
                                               -------------    -------------    -------------    -------------
  End of period                                $  70,354,440    $  88,246,599    $ 151,851,555    $ 112,149,664
                                               =============    =============    =============    =============



                                                 STRATEGIC INCOME SUBACCOUNT         HIGH INCOME SUBACCOUNT
                                                   2002              2001             2002             2001
                                                   ----              ----             ----             ----
OPERATIONS
  Net investment income (loss)                 $     174,807    $     232,677    $   3,555,492    $   4,030,182
  Net realized gain (loss) on
   security transactions                             (25,544)         (42,084)      (3,423,208)      (1,534,378)
  Net change in unrealized appreciation
   or depreciation on investments                    303,044          129,599       (1,772,770)      (2,201,169)
                                               -------------    -------------    -------------    -------------
    Change in net assets from operations             452,307          320,192       (1,640,486)         294,635
                                               -------------    -------------    -------------    -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units                      2,220,027        8,219,374       24,045,821       33,537,486
  Cost of units repurchased                       (5,013,939)     (10,297,509)     (31,196,508)     (37,902,398)
  Actuarial adjustments for mortality
   experience on annuities in payment period              26               24              494              144
  Annuity benefit payments                              (180)            (180)          (2,185)          (2,244)
                                               -------------    -------------    -------------    -------------
   Change in net assets from capital
    unit transactions                             (2,794,066)      (2,078,291)      (7,152,378)      (4,367,012)
                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets                 (2,341,759)      (1,758,099)      (8,792,864)      (4,072,377)

NET ASSETS:
  Beginning of period                              8,706,558       10,464,657       42,110,123       46,182,500
                                               -------------    -------------    -------------    -------------
  End of period                                $   6,364,799    $   8,706,558    $  33,317,259    $  42,110,123
                                               =============    =============    =============    =============


See accompanying notes to financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements



                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
                 For the Years Ended December 31, 2002 and 2001



                                                     BALANCED SUBACCOUNT        GROWTH AND INCOME STOCK SUBACCOUNT
                                                    2002             2001             2002              2001
                                                    ----             ----             ----              ----
OPERATIONS:
  Net investment income (loss)                 $   5,152,647    $   6,749,094    ($    677,889)   ($  2,055,577)
  Net realized gain (loss) on
   security transactions                          (4,995,812)      20,916,436       (9,118,292)      19,715,071
  Net change in unrealized appreciation
   or depreciation on investments                (50,984,603)     (49,640,141)     (98,514,044)     (94,651,555)
                                               -------------    -------------    -------------    -------------
    Change in net assets from operations         (50,827,768)     (21,974,611)    (108,310,225)     (76,992,061)
                                               -------------    -------------    -------------    -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units                    145,356,902      196,166,705      166,083,194      242,620,630
  Cost of units repurchased                     (212,576,281)    (227,512,534)    (251,874,343)    (298,288,820)
  Actuarial adjustments for mortality
   experience on annuities in payment period          14,391            2,942            6,864            8,035
  Annuity benefit payments                           (41,911)         (21,665)         (49,897)         (42,794)
                                               -------------    -------------    -------------    -------------
   Change in net assets from capital
    unit transactions                            (67,246,899)     (31,364,552)     (85,834,182)     (55,702,949)
                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets               (118,074,667)     (53,339,163)    (194,144,407)    (132,695,010)

NET ASSETS:
  Beginning of period                            421,487,093      474,826,256      505,337,991      638,033,001
                                               -------------    -------------    -------------    -------------
  End of period                                $ 303,412,426    $ 421,487,093     $311,193,584     $505,337,991
                                               =============    =============    =============    =============



                                              CAPITAL APPRECIATION STOCK SUBACCOUNT      MID-CAP STOCK SUBACCOUNT
                                                    2002                 2001             2002             2001
                                                    ----                 ----             ----             ----
OPERATIONS:
  Net investment income (loss)                 ($  2,513,292)       ($  4,111,430)   ($    527,807)   ($    256,154)
  Net realized gain (loss) on
   security transactions                         (12,229,657)          47,340,270           91,991        4,211,129
  Net change in unrealized appreciation
   or depreciation on investments                (76,684,989)         (80,849,550)     (12,045,360)         856,281
                                               -------------        -------------    -------------    -------------
    Change in net assets from operations         (91,427,938)         (37,620,710)     (12,481,176)       4,811,256
                                               -------------        -------------    -------------    -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                    99,825,649          155,170,570       31,853,982       33,217,028
  Cost of units repurchased                     (141,912,850)        (176,575,734)     (33,494,439)     (19,427,645)
  Actuarial adjustments for mortality
   experience on annuities in payment period             609                1,542               30               28
  Annuity benefit payments                            (5,101)              (6,694)            (407)            (423)
                                               -------------        -------------    -------------    -------------
   Change in net assets from capital
    unit transactions                            (42,091,693)         (21,410,316)      (1,640,834)      13,788,988
                                               -------------        -------------    -------------    -------------
  Increase (decrease) in net assets             (133,519,631)         (59,031,026)     (14,122,010)      18,600,244

NET ASSETS:
  Beginning of period                            290,630,355          349,661,381       60,205,980       41,605,736
                                               -------------        -------------    -------------    -------------
  End of period                                 $157,110,724         $290,630,355     $ 46,083,970     $ 60,205,980
                                               =============        =============    =============    =============


See accompanying notes to financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements



                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
                 For the Years Ended December 31, 2002 and 2001



                                                  EMERGING GROWTH SUBACCOUNT     INTERNATIONAL STOCK SUBACCOUNT
                                                    2002             2001             2002             2001
                                                    ----             ----             ----             ----
OPERATIONS:
  Net investment income (loss)                 ($    907,239)  ($   1,516,400)  ($     275,101)   $     293,697
  Net realized gain (loss) on
   security transactions                          (9,132,071)       5,858,746       (3,566,225)      (1,091,106)
  Net change in unrealized appreciation
   or depreciation on investments                (19,848,702)     (57,527,577)      (6,916,142)     (20,121,426)
                                               -------------   --------------   --------------    -------------
    Change in net assets from operations         (29,888,012)     (53,185,231)     (10,757,468)     (20,918,835)
                                               -------------   --------------   --------------    -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                    43,996,514       74,347,898       43,109,839       67,892,052
  Cost of units repurchased                      (59,661,241)     (83,329,634)     (54,254,694)     (77,616,420)
  Actuarial adjustments for mortality
   experience on annuities in payment period             260              326              196              212
  Annuity benefit payments                            (2,791)          (4,061)          (2,772)          (3,489)
                                               -------------   --------------   --------------    -------------
   Change in net assets from capital
    unit transactions                            (15,667,258)      (8,985,471)     (11,147,431)      (9,727,645)
                                               -------------   --------------   --------------    -------------
  Increase (decrease) in net assets              (45,555,270)     (62,170,702)     (21,904,899)     (30,646,480)

NET ASSETS:
  Beginning of period                             91,559,348      153,730,050       60,867,705       91,514,185
                                               -------------   --------------   --------------    -------------
  End of period                                 $ 46,004,078    $  91,559,348    $  38,962,806    $  60,867,705
                                               =============   ==============   ==============    =============



                                              DEVELOPING MARKETS SUBACCOUNT
                                                   2002           2001
                                                   ----           ----
OPERATIONS:
  Net investment income (loss)                 $     1,791   ($    31,415)
  Net realized gain (loss) on
   security transactions                          (614,886)      (452,402)
  Net change in unrealized appreciation
   or depreciation on investments                  523,639       (107,190)
                                               -----------   ------------
    Change in net assets from operations           (89,456)      (591,007)
                                               -----------   ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                   3,367,443      4,226,809
  Cost of units repurchased                     (4,310,491)    (5,145,629)
  Actuarial adjustments for mortality
   experience on annuities in payment period            --             --
  Annuity benefit payments                              --             --
                                               -----------   ------------
   Change in net assets from capital
    unit transactions                             (943,048)      (918,820)
                                               -----------   ------------
  Increase (decrease) in net assets             (1,032,504)    (1,509,827)

NET ASSETS:
  Beginning of period                            4,970,696      6,480,523
                                               -----------   ------------
  End of period                                $ 3,938,192    $ 4,970,696
                                               ===========   ============


See accompanying notes to financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                          NOTES TO FINANCIAL STATEMENTS

(1)      ORGANIZATION

         The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

         Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)      SIGNIFICANT ACCOUNTING POLICIES

         Investments

         The Variable Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

         The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

         Ultra Series Fund currently has six funds available as investment options under the Contracts. T. Rowe Price International Series, Inc. has one fund available as an investment option under the Contracts, MFS Variable Insurance Trust has two funds available as investment options under the Contracts, Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and Franklin Templeton Variable Insurance Products Trust has one fund available as an investment option under the Contracts. The Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the Contracts. These fund companies may, in the future, create additional funds or classes that

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements


         may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

         MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

         T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.


         Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Strategic Income Series and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(SM).


         OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

         Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

         The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

         Federal Income Taxes





         The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Variable Account. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.


         Annuity Reserves

         Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

         Use of Estimates

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements



         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)      FEES AND CHARGES

         Contract Charges

         SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

         For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

         Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

         ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

         TRANSFER FEE. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

         PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal, (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements


         Variable Account Charges

         MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

         ASSET-BASED ADMINISTRATION CHARGE. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)               INVESTMENT TRANSACTIONS


         The cost of shares purchased, including reinvestment of dividend distributions, during the year ended December 31, 2002 was as follows:



Money Market Fund..............................................  $ 23,108,417
Bond Fund......................................................    49,566,584
Strategic Income Series........................................       292,755
High Income Fund...............................................     5,585,099
Balanced Fund..................................................    11,452,525
Growth and Income Stock Fund...................................     5,238,484
Capital Appreciation Stock Fund................................       660,132
Mid-Cap Stock Fund.............................................     9,552,321
Emerging Growth Series.........................................       269,188
International Stock Portfolio..................................       571,671
Developing Markets Fund........................................       743,190








(5)               ACCUMULATION UNIT ACTIVITY FROM CONTRACT TRANSACTIONS


         Transactions in accumulation units of each subaccount of the Variable Account for the years ended December 31, 2002 and 2001 were as follows:



                                        MONEY                        STRATEGIC          HIGH                         GROWTH AND
                                        MARKET          BOND           INCOME          INCOME         BALANCED      INCOME STOCK
                                      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                      ----------     ----------      ----------      ----------      ----------      ----------
UNITS FOR CONTRACTS IN
   ACCUMULATION PERIOD:
Outstanding at December 31, 2000      3,999,274       6,266,473         875,307       4,349,767      24,426,500      23,791,516
Sold                                  7,087,928       6,381,735         675,125       3,089,205      10,549,810      10,013,823
Repurchased                          (4,279,980)     (4,894,962)       (845,417)     (3,494,288)    (12,291,056)    (12,403,825)
                                     ----------      ----------      ----------     -----------     -----------     -----------
Outstanding at December 31, 2001      6,807,222       7,753,246         705,015       3,944,684      22,685,254      21,401,514
Sold                                  4,767,320       7,900,302         179,112       2,330,721       8,446,921       7,986,783
Repurchased                          (6,152,265)     (5,846,321)       (402,041)     (3,033,181)    (12,503,652)    (12,351,820)
                                     ----------      ----------      ----------     -----------     -----------     -----------
Outstanding at December 31, 2002      5,442,277       9,807,227         482,086       3,242,224      18,628,523      17,036,477
                                     ----------      ----------      ----------     -----------     -----------     -----------

UNITS FOR ANNUITIZED CONTRACTS:

Outstanding at December 31, 2000          1,267           1,193             153           2,605          12,476          18,510
Sold                                          2               6               3              16             566             635
Repurchased                                (782)            (90)            (15)           (209)         (1,164)         (1,780)
                                     ----------      ----------      ----------     -----------     -----------     -----------
Outstanding at December 31, 2001            487           1,109             141           2,412          11,878          17,365
Sold                                          2             159               2             222           7,830             422
Repurchased                                 (37)            (95)            (14)           (214)         (2,492)         (2,500)
                                     ----------      ----------      ----------     -----------     -----------     -----------
Outstanding at December 31, 2002            452           1,173             129           2,420          17,216          15,287
                                     ----------      ----------      ----------     -----------     -----------     -----------
Total units outstanding at
  December 31, 2002                   5,422,729       9,808,400         482,215       3,244,644      18,645,739      17,051,764
                                     ==========      ==========      ==========     ===========     ===========     ===========

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements



                                                  CAPITAL
                                                APPRECIATION     MID-CAP       EMERGING     INTERNATIONAL    DEVELOPING
                                                   STOCK         STOCK          GROWTH          STOCK         MARKETS
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                 ----------      ----------    ----------     ----------     ----------
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:
Outstanding at December 31, 2000                11,511,664      3,023,874      6,935,625      5,957,345      1,236,325
Sold                                             5,535,610      2,371,049      4,624,038      5,264,606        855,414
Repurchased                                     (6,370,338)    (1,402,834)    (5,259,676)    (6,055,497)    (1,045,430)
                                                ----------     ----------     ----------     ----------     ----------
Outstanding at December 31, 2001                10,676,936      3,992,089      6,299,987      5,166,454      1,046,309
Sold                                             4,644,198      2,283,117      3,837,424      4,036,939        680,122
Repurchased                                     (6,786,211)    (2,522,954)    (5,290,284)    (5,098,627)      (884,588)
                                                ----------     ----------     ----------     ----------     ----------
Outstanding at December 31, 2002                 8,534,923      3,752,252      4,847,127      4,104,766        841,843
                                                ----------     ----------     ----------     ----------     ----------

UNITS FOR ANNUITIZED CONTRACTS:
Outstanding at December 31, 2000                     2,686            461          2,897          3,046             --
Sold                                                   308              4             22             20             --
Repurchased                                           (240)           (32)          (253)          (270)            --
                                                ----------     ----------     ----------     ----------     ----------
Outstanding at December 31, 2001                     2,754            433          2,666          2,796             --
Sold                                                   100              4             24             21             --
Repurchased                                           (237)           (32)          (244)          (261)            --
                                                ----------     ----------     ----------     ----------     ----------
Outstanding at December 31, 2002                     2,617            405          2,446          2,556             --
                                                ----------     ----------     ----------     ----------     ----------

Total units outstanding at December 31, 2002     8,537,540      3,752,657      4,849,573      4,107,322        841,843
                                                ==========     ==========     ==========     ==========     ==========





(6)               CONDENSED FINANCIAL INFORMATION

         The table below gives per unit information about the financial history of each subaccount for each period.


                                        MONEY MARKET               BOND             STRATEGIC INCOME          HIGH INCOME
                                         SUBACCOUNT             SUBACCOUNT             SUBACCOUNT          STOCK SUBACCOUNT
                                          ----------            ----------             ----------          ----------------
                                       2002       2001       2002         2001       2002       2001       2002        2001
                                       ----       ----       ----         ----       ----       ----       ----        ----
UNIT VALUE:
  Beginning of period                $ 12.96    $ 12.67    $  14.46    $  13.54    $ 12.35    $ 11.95    $ 10.67     $ 10.61

  End of period                        12.97      12.96       15.48       14.46      13.20      12.35      10.27       10.67

NET ASSETS AT END OF PERIOD (000s)    70,354     88,247     151,852     112,150      6,365      8,707     33,317      42,110

UNITS OUTSTANDING AT END OF
  PERIOD (000s)                        5,423      6,808       9,808       7,754        482        705      3,245       3,947

TOTAL RETURN(1)                         0.08%      2.29%       7.05%       6.79%      6.88%      3.35%     (3.75%)      0.57%

INVESTMENT INCOME RATIO(2)              1.49%      3.46%       5.01%       5.98%      3.80%      3.82%     10.94%      10.24%

EXPENSE RATIO(3)                        1.40%      1.40%       1.40%       1.40%      1.40%      1.40%      1.40%       1.40%



                                           BALANCED          GROWTH AND INCOME     CAPITAL APPRECIATION        MID-CAP STOCK
                                          SUBACCOUNT         STOCK SUBACCOUNT        STOCK SUBACCOUNT            SUBACCOUNT
                                          ----------         ----------------        ----------------            ----------
                                       2002       2001       2002        2001        2002        2001         2002          2001
                                       ----       ----       ----        ----        ----        ----         ----          ----
UNIT VALUE:
  Beginning of period               $  18.57   $  19.43    $  23.59    $  26.80    $  27.21    $  30.37     $  15.08    $ 13.76
  End of period                        16.27      18.57       18.25       23.59       18.40       27.21        12.28      15.08

NET ASSETS AT END OF PERIOD (000s)   303,412    421,487     311,194     505,338     157,111     290,630       46,084     60,206

UNITS OUTSTANDING AT END OF
  PERIOD (000s)                       18,646     22,697      17,052      21,419       8,538      10,680        3,753      3,993

TOTAL RETURN(1)                       (12.39%)    (4.43%)    (22.64%)    (11.98%)    (32.38%)    (10.41%)     (18.57%)     9.59%

INVESTMENT INCOME RATIO(2)              2.83%      2.91%       1.23%       1.03%       0.21%       0.10%        0.46%      0.90%

EXPENSE RATIO(3)                        1.40%      1.40%       1.40%       1.40%       1.40%       1.40%        1.40%      1.40%

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements



                                            EMERGING GROWTH               INTERNATIONAL               DEVELOPING MARKETS
                                              SUBACCOUNT                 STOCK SUBACCOUNT                 SUBACCOUNT
                                              ----------                 ----------------                 ----------
                                          2002          2001           2002           2001           2002           2001
                                          ----          ----           ----           ----           ----           ----
UNIT VALUE:
  Beginning of period                  $ 14.53        $ 22.16        $ 11.77       $  15.35        $  4.75        $  5.24

  End of period                           9.49          14.53           9.49          11.77           4.68           4.75

NET ASSETS AT END OF PERIOD (000s)      46,004         91,559         38,963         60,868          3,938          4,971

UNITS OUTSTANDING AT END OF
  PERIOD (000s)                          4,850          6,303          4,107          5,169            842          1,046

TOTAL RETURN(1)                         (34.69%)       (34.43%)       (19.37%)       (23.32%)        (1.47%)        (9.35%)

INVESTMENT INCOME RATIO(2)                0.00%          0.00%          0.84%          1.80%          1.44%          0.85%

EXPENSE RATIO(3)                          1.40%          1.40%          1.40%          1.40%          1.40%          1.40%








(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(2) These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense and administrative charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3) These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CUNA Mutual Life Variable Account (comprising, respectively, the Money Market, Bond, Strategic Income (formerly known as Global Governments), High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock and Developing Markets Subaccounts for MEMBERS Variable Annuity) as of December 31, 2002, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2002 with Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP



Milwaukee, Wisconsin
February 7, 2003

CUNA MUTUAL LIFE INSURANCE
COMPANY AND SUBSIDIARIES
REPORT ON AUDITS OF CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                        REPORT OF INDEPENDENT ACCOUNTANTS


The Board of Directors
CUNA Mutual Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, changes in policyholders' surplus and cash flows present fairly, in all material respects, the financial position of CUNA Mutual Life Insurance Company and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
April 11, 2003

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2002 and 2001
(000s omitted)
================================================================================


                                      ASSETS                       2002         2001
=======================================================================================
Debt securities available for sale at fair value                $2,231,030   $1,770,598
Equity securities available for sale at fair value                  78,770       98,623
Investment in unconsolidated affiliate                              12,342       11,072
Mortgage loans                                                     275,971      306,902
Real estate                                                         42,961       44,397
Policy loans                                                       100,022      101,275
Short-term investments                                             186,058       92,760
Other invested assets                                               17,974       22,450
Cash and cash equivalents                                           62,286       44,427
---------------------------------------------------------------------------------------

Total cash and investments                                       3,007,414    2,492,504

Accrued investment income                                           30,874       26,179
Reinsurance recoverable                                            561,844      444,543
Deferred policy acquisition costs                                  215,994      218,067
Income taxes receivable                                              1,442            -
Office properties, equipment and computer software                  17,141       14,858
Separate account assets                                          2,765,637    2,906,402
Other assets and receivables                                        27,505       24,695
---------------------------------------------------------------------------------------

Total assets                                                    $6,627,851   $6,127,248
=======================================================================================

                       LIABILITIES AND POLICYHOLDERS' SURPLUS
---------------------------------------------------------------------------------------

Insurance reserves - life and health                            $  670,094   $  647,244
Policyholder account balances                                    2,423,734    1,977,015
Unearned premiums                                                   30,455       36,738
Dividends payable to policyholders                                  13,612       13,395
Income taxes payable                                                     -       19,683
Deferred tax liability                                              25,270        4,286
Accrued postretirement benefit liability                            26,609       23,122
Accrued pension liability                                           11,084        7,830
Separate account liabilities                                     2,765,637    2,906,402
Accounts payable and other liabilities                             272,480      131,498
---------------------------------------------------------------------------------------

Total liabilities                                                6,238,975    5,767,213
---------------------------------------------------------------------------------------

Accumulated other comprehensive income                              47,413       13,978
Retained earnings                                                  341,463      346,057
---------------------------------------------------------------------------------------

Total policyholders' surplus                                       388,876      360,035
---------------------------------------------------------------------------------------

Total liabilities and policyholders' surplus                    $6,627,851   $6,127,248
=======================================================================================





  See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Income
Years Ended December 31, 2002, 2001 and 2000
(000s omitted)
================================================================================


                                                                   2002         2001         2000
===================================================================================================
Revenues:
  Life and health premiums                                       $ 139,381    $ 126,529   $ 114,793
  Net investment income                                            145,337      148,490     145,928
  Net realized investment gains (losses)                           (29,545)       9,553     (14,858)
  Contract charges                                                  73,926       86,205      65,996
  Other income                                                       8,292        7,668       9,179
---------------------------------------------------------------------------------------------------

Total revenues                                                     337,391      378,445     321,038
---------------------------------------------------------------------------------------------------

Benefits and expenses:
  Life and health insurance claims and benefits                    113,424      120,719     106,236
  Interest credited to policyholder account balances                79,026       68,792      67,691
  Policyholder dividends                                            26,820       26,223      25,458
  Operating and other expenses                                     108,322       92,861      76,320
  Policy acquisition costs incurred                                 35,669       38,710      25,926
---------------------------------------------------------------------------------------------------

Total benefits and expenses                                        363,261      347,305     301,631
---------------------------------------------------------------------------------------------------

Income (loss) before income taxes and equity in net income
  of unconsolidated affiliate                                      (25,870)      31,140      19,407

Income tax expense (benefit)                                       (20,454)       7,522       7,931
---------------------------------------------------------------------------------------------------

Income (loss) before equity in net income of unconsolidated
  affiliate                                                         (5,416)      23,618      11,476

Equity in net income of unconsolidated affiliate, net of tax           822        1,476       1,947
---------------------------------------------------------------------------------------------------

Net income (loss)                                                $  (4,594)   $  25,094   $  13,423
===================================================================================================



See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income
Years Ended December 31, 2002, 2001 and 2000
(000s omitted)
================================================================================


                                                                                  2002        2001        2000
================================================================================================================
Net income (loss)                                                               $ (4,594)   $ 25,094    $ 13,423
----------------------------------------------------------------------------------------------------------------

Other comprehensive income (loss), net of tax:
  Unrealized gains on investment securities:
    Unrealized holding gains arising during period, net of                        14,719       6,794      11,118
      income tax expense of $7,926, $3,658 and $5,987,
      respectively
    Less:  reclassification adjustment for (gains) losses                         18,716      (8,854)      8,457
      included in net income, net of income tax expense
      (benefit) of $(10,078), $4,768 and $(4,554),
      respectively
----------------------------------------------------------------------------------------------------------------

Other comprehensive income (loss)                                                 33,435      (2,060)     19,575
----------------------------------------------------------------------------------------------------------------

Comprehensive income                                                            $ 28,841    $ 23,034    $ 32,998
================================================================================================================




See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Policyholders' Surplus
Years Ended December 31, 2002, 2001 and 2000
(000s omitted)
================================================================================


                                                                Accumulated
                                                                   Other                                   Total
                                                               Comprehensive          Retained         Policyholders'
                                                               Income (Loss)          Earnings            Surplus
=====================================================================================================================
Balance, December 31, 1999                                      $  (3,537)           $ 307,540            $ 304,003

Net income                                                              -               13,423               13,423
Unrealized gain on investment
  securities, net of tax                                           19,575                    -               19,575
-------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2000                                         16,038              320,963              337,001

Net income                                                              -               25,094               25,094
Unrealized loss on investment
  securities, net of tax                                           (2,060)                   -               (2,060)
-------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2001                                         13,978              346,057              360,035

Net loss                                                                -               (4,594)              (4,594)
Unrealized gain on investment
  securities, net of tax                                           33,435                    -               33,435
-------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                      $  47,413            $ 341,463            $ 388,876
===================================================================================================================



See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flow
Years Ended December 31, 2002, 2001 and 2000
(000s omitted)
================================================================================


                                                                               2002          2001        2000
================================================================================================================

Cash flows from operating activities:
  Net income (loss)                                                          $  (4,594)   $  25,094    $  13,423
    Adjustments to reconcile net income to net cash provided
      by operating activities:
      Amortization of deferred policy acquisition costs                         35,669       38,710       25,926
      Policy acquisition costs deferred                                        (46,369)     (38,637)     (45,698)
      Depreciation of fixed assets                                               5,818        6,683        6,631
      Deferred income tax expense                                                3,045        2,076        4,185
      Net realized investment (gains) losses                                    29,545       (9,553)      14,858
      Policyholder assessments on investment-type contracts                    (21,815)     (21,407)     (22,173)
      Interest credited to policyholder account balances                        79,026       68,792       67,691
      Amortization of bond premium and discount                                  1,284       (2,751)      (2,426)
      Other investment income                                                      484            -            -
      Equity in net income of unconsolidated affiliate                            (822)      (1,476)      (1,947)
    Changes in other assets and liabilities:
      Accrued investment income                                                 (4,695)        (642)       1,143
      Other assets and receivables                                             (10,558)       2,546       (1,058)
      Insurance reserves                                                        22,850       31,134       27,970
      Unearned premiums                                                         (1,437)     (13,046)         695
      Accrued income taxes                                                     (21,125)        (868)       1,770
      Other liabilities                                                        145,130        1,928        8,454
      Other non-cash charges                                                         -            -       (3,447)
----------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                      211,436       88,583       95,997
----------------------------------------------------------------------------------------------------------------

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flow, continued
Years Ended December 31, 2002, 2001 and 2000
(000s omitted)
================================================================================


                                                                         2002          2001            2000
==============================================================================================================
                                                                     >
Cash flows from investing activities:
  Purchase of investments:
    Debt securities                                                  $(1,350,286)   $  (985,419)   $  (883,013)
    Equity securities                                                    (24,622)       (39,828)       (74,540)
    Mortgage loans                                                             -           (600)       (56,686)
    Real estate                                                           (1,228)        (2,903)        (9,192)
    Short-term investments                                              (131,232)       (37,979)             -
  Proceeds on sale or maturity of investments:
    Debt securities                                                      955,610        658,073        968,514
    Equity securities                                                     26,119         62,562         21,548
    Mortgage loans                                                        30,931         32,970         41,855
    Real estate                                                                -          7,352            565
    Short-term investments                                                37,893         15,017              -
  Purchases of office properties, equipment and computer
    software                                                              (5,672)        (6,959)        (4,262)
  Change in policy loans                                                   1,253          1,779         (1,223)
  Other, net                                                             (12,299)         3,956           (924)
--------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) investing activities                     (473,533)      (291,979)         2,642
--------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Deposits to policyholder account balances                              564,364        315,523         73,223
  Withdrawals from policyholder account balances                        (284,408)      (127,348)      (202,469)
  Net change in separate account assets and liabilities                        -         10,234         (9,637)
--------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) financing
  Activities                                                             279,956        198,409       (138,883)
--------------------------------------------------------------------------------------------------------------

Change in cash and cash equivalents                                       17,859         (4,987)       (40,244)
Cash and cash equivalents at beginning of year                            44,427         49,414         89,658
--------------------------------------------------------------------------------------------------------------

Cash and cash equivalents at end of year                             $    62,286    $    44,427    $    49,414
==============================================================================================================

Supplemental disclosures of cash information:
  Cash (refunded) paid during the year for income taxes,
    net of refunds                                                   $    (2,374)   $     6,266    $     3,023
==============================================================================================================





See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2002
================================================================================

    (1)    NATURE OF BUSINESS

           CUNA Mutual Life Insurance Company (CMLIC or the Company), a mutual life insurance company domiciled in Iowa, offers a full range of ordinary life and health insurance and annuity products through face-to-face and direct response distribution systems. Most of its new business is generated from sales to credit union members. The Company owns 50% of MEMBERS Capital Advisors, Inc., a registered investment advisor and 100% of CMIA of Wisconsin, Inc., an insurance agency and holding company. CMIA of Wisconsin, Inc. owns 100% of League Insurance Agency.

           The Company is authorized to sell insurance in the District of Columbia and all states except New York. No single jurisdiction has a significant concentration of business.

    (2)    BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

                BASIS OF PRESENTATION

           The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and include the accounts of CMLIC and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

           The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investment valuations, deferred policy acquisition costs and insurance reserves are most affected by the use of estimates and assumptions.

                INVESTMENTS OTHER THAN UNCONSOLIDATED AFFILIATES

           Debt securities, including bonds and redeemable preferred stocks are classified as available for sale and are carried at fair value. Prepayment assumptions for loan-backed bonds and structured securities were obtained from industry survey values or internal estimates. These assumptions are consistent with the current interest rate environment. The retrospective adjustment method is used to value all such securities.

           Equity securities, including common stocks and nonredeemable preferred stocks, are classified as available for sale and are reported at fair value.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


           Unrealized gains and losses on investment securities, net of deferred federal income taxes, are included in accumulated other comprehensive income (loss) as a separate component of policyholders' surplus.

           Mortgage loans are carried at their aggregate unpaid principal balance less adjustments for other than temporary impairments, which are reflected as adjustments in the cost basis.

           Real estate is carried at cost net of accumulated depreciation ($25.1 million and $22.4 million at December 31, 2002 and 2001, respectively), less adjustments for other than temporary impairments, which are reflected as adjustments to the cost basis.

           Policy loans are reported at their unpaid principal balance.

           Short-term investments are reported at amortized cost, which approximates fair value.

           Investment income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis. Realized gains and losses on the sale of investments are reported in income based upon the specific identification method. Charges for other than temporary declines in the value of investments are recognized in net realized investment gains (losses) and the costs of the investments are reduced to their estimated fair values.

                INVESTMENT IN UNCONSOLIDATED AFFILIATE

           Investment in unconsolidated affiliate represents CMLIC's 50% ownership of MEMBERS Capital Advisors, Inc., and is accounted for using the equity method.

                DEFERRED POLICY ACQUISITION COSTS

           The costs of acquiring new business that vary with, and are primarily related to, the production of new business have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs principally include commissions and similar selling expenses, premium taxes, sales costs, and certain policy issuance and underwriting costs. For interest-sensitive products and investment contracts, these deferred acquisition costs are amortized principally over the expected contract life in relation to the present value of estimated gross profits from mortality, investment, and expense margins. Deferred acquisition costs on participating insurance contracts are amortized over the life of the book of participating contracts at a constant rate based on the present value of the estimated gross margin expected to be realized. For traditional life insurance products, deferred acquisition costs are amortized in relation to expected premiums. For interest-sensitive, investment and participating insurance contracts, the deferred policy acquisition cost asset is adjusted for the impact on estimated gross profits of net unrealized gains and losses on securities.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


                OFFICE PROPERTIES, EQUIPMENT AND COMPUTER SOFTWARE

           Office properties, equipment, and computer software are carried at cost net of accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets. Accumulated depreciation on office properties, equipment, and computer software at December 31, 2002 and 2001 is $35.0 million and $32.6 million, respectively.

                SEPARATE ACCOUNTS

           The Company issues variable annuities, variable life insurance policies, and certain other insurance contracts, the assets and liabilities of which are legally segregated. They are reflected in the accompanying consolidated balance sheet as assets and liabilities of separate accounts. Separate account assets are carried at fair value. Separate account liabilities primarily represent the contractholders' claims to the related assets and are carried at the fair value of the assets.

           Separate account contract fee income for investment management and policy administration is reflected by the Company in the accompanying consolidated statement of income. Investment income and realized and unrealized capital gains and losses of the separate account assets, except for the portion related to the Company's ownership of the separate accounts, accrue directly to the contractholders and therefore, are not included in the Company's consolidated statements of income. Appreciation or depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in policyholders' surplus.

           Substantially all of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission.

                INSURANCE RESERVES

           For traditional participating products, reserves are computed using the net level premium method. Mortality and interest rates used are those guaranteed in calculating the cash surrender values. Mortality rates are based on statutory valuation tables and interest rates vary from 2.5% to 5.5%. No provision is made for adverse deviation.

           For traditional nonparticipating products, reserves are computed using the net level premium method based on estimated future investment yield, mortality, morbidity, withdrawals, and expenses. Mortality, morbidity and withdrawal assumptions reflect the Company's historical experience and industry standards. Withdrawal assumptions are based on actual and industry experience. Interest rates start at 8.0% and grade to an ultimate level of 5.5%. Provisions for adverse deviation have been reflected in the interest assumption and also in the mortality/morbidity assumption when deemed necessary.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


                POLICYHOLDER ACCOUNT BALANCES

           The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges.

           For deferred annuities and interest-sensitive life contracts, policyholder account balances reflect net amounts received plus interest credited during the contract accumulation period. For deferred annuities and interest-sensitive life contracts average credited rates ranged from 3.50% to 5.78% in 2002 and 4.05% to 6.85% in 2001. Future minimum guaranteed interest rates during the life of the contracts vary from 3.5% to 4.5%.

           For immediate annuities or life annuity benefit options, the policyholder account liability is calculated as the present value of future benefits. The mortality rates used are based on statutory valuation tables and the interest rates range from 4.0% to 9.5%.

                REVENUE, BENEFIT, AND EXPENSE RECOGNITION

           Term life and whole life insurance premiums are recognized as premium income when due. Revenue is recognized at the time of issue on immediate annuity and supplemental contracts that subject the Company to longevity risks (risk that the Company will have to make payments contingent upon the continued survival of an insured or insureds). Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. The association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

           Interest-sensitive policies are issued on an annual or single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest-sensitive policies, which are recorded as contract charges in the accompanying consolidated financial statements, consist of charges assessed against policyholder account balances for surrender charges, cost of insurance, and policy administration. Policy benefits and claims that are charged to expense include benefits paid in the period in excess of related policyholder account balances.

           Amounts collected on policies not subject to any significant mortality or longevity risk, principally group annuity and deferred annuity contracts (investment contracts), are recorded as increases in policyholder account balances. Revenue for investment contracts consist of net investment income and policy charges such as mortality, expense, and surrender charges. Expenses consist of benefits incurred in the period in excess of related policyholder account balances and interest credited to contracts, policy maintenance costs, and amortization of deferred policy acquisition costs.

           Profits from interest-sensitive policies and investment contracts are recognized in relation to the expected gross profit stream of the product (fees, charges, and investment income reduced by related expenses).

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================

                INCOME TAXES

           The provision for income taxes includes amounts currently payable and deferred income taxes, which result from differences between financial reporting and tax bases of assets and liabilities. Recorded amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they are enacted.

                BENEFIT PLANS

           The Company recognizes pension costs for its defined benefit pension plans on an accrual basis. The cost of postretirement benefits are recognized on an accrual basis as employees perform services to earn the benefits. Postretirement benefits are generally funded on a pay-as-you-go basis. The cost of benefits provided to former or inactive employees after employment but before retirement are recognized during an employee's service years if they meet certain requirements.

                REINSURANCE

           Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported net in the statements of income. A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured.

                CASH AND CASH EQUIVALENTS

           Cash and cash equivalents include deposits in financial institutions, U.S. Treasury bills, money market instruments, and commercial paper with original maturities under 90 days, which are not otherwise restricted.

                FOREIGN EXCHANGE

           The Company's financial statements are impacted by changes in foreign currency exchange rates on investment holdings denominated in foreign currency. The foreign exchange impact of investment holdings classified as available for sale are included in accumulated other comprehensive income (loss) as a separate component of policyholders' surplus. The foreign exchange impacts on all other investment holdings are reflected as transaction gains and losses in the Company's consolidated statements of income.

                DERIVATIVE FINANCIAL INSTRUMENTS

           The Company uses derivative instruments, such as interest rate swaps and caps, total return swaps, foreign currency futures, bond and stock index futures, and purchased and written options to help maximize risk adjusted investment returns; reduce interest rate risks of long term assets; control exposure to various credit, currency and market risks; and manage exposure to various equity and fixed income market sectors. Derivatives are stated in the

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================

           consolidated balance sheets at estimated fair value. Changes in fair value are reported in net income.

           CMLIC uses hedge accounting when derivatives are designated, qualify and are highly effective as hedges. Under hedge accounting, changes in fair value of the derivative and the hedged risk are generally recognized together and offset each other when reported in net income.

                EMERGING ACCOUNTING MATTERS

           As of January 1, 2002, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 eliminated the practice of amortizing goodwill through periodic changes to earnings and establishes a new methodology for reporting and measuring goodwill and other intangible assets.

           In accordance with the standard, CMLIC ceased goodwill amortization on January 1, 2002. Although goodwill is no longer amortized, SFAS No. 142 requires goodwill to be evaluated for impairment at least annually, and written down through earnings when impaired. At implementation, the Company's evaluation of its goodwill, based on discounted cash flow analyses, did not result in an impairment loss. No goodwill was deemed to be impaired during the balance of 2002. At December 31, 2002, the Company has a balance in unamortized goodwill of $4.0 million. For comparative purposes, CMLIC recorded goodwill amortization expense of $0.5 million in 2001 and $0.2 million in 2000.

    (3)    INVESTMENTS

                DEBT SECURITIES

           The amortized cost, gross unrealized gains and losses and estimated fair values of debt securities at December 31, 2002 and 2001 are as follows (000s omitted):

===================================================================================
                                                 Gross Unrealized
                                 Amortized       ----------------        Estimated
December 31, 2002                  Cost         Gains       Losses       Fair Value
-----------------------------------------------------------------------------------
States and political
  subdivisions                   $      267   $       11  $         -    $      278
U.S. government and
  agencies                          209,139        6,395            -       215,534
Foreign government securities       173,414       27,531         (894)      200,051
Domestic corporate securities       833,037       42,326       (8,002)      867,361
Mortgage-backed and other
  structured securities             866,375       36,019       (5,317)      897,077
Foreign corporate
  securities                         48,489        2,291          (51)       50,729
-----------------------------------------------------------------------------------
Total debt securities            $2,130,721   $  114,573   $  (14,264)   $2,231,030
===================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


===================================================================================
                                                 Gross Unrealized
                                 Amortized       ----------------        Estimated
December 31, 2002                  Cost         Gains       Losses       Fair Value
-----------------------------------------------------------------------------------
States and political
  subdivisions                   $    3,050   $        -   $      (92)   $    2,958
U.S. government and
  agencies                          120,896        1,846       (1,233)      121,509
Foreign government securities       126,578        2,641       (4,773)      124,446
Domestic corporate securities       680,570       26,929       (7,253)      700,246
Mortgage-backed and other
  structured securities             759,174       16,177       (5,871)      769,480
Foreign corporate
  securities                         50,303        1,991         (335)       51,959
-----------------------------------------------------------------------------------
Total debt securities            $1,740,571   $   49,584   $  (19,557)   $1,770,598
===================================================================================




           The amortized cost and estimated fair values of debt securities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed and other structured securities provide for periodic payments throughout their lives, they are listed below in a separate category.



--------------------------------------------------------------------------------
                                                         Amortized     Estimated
                (000s omitted)                              Cost      Fair Value
--------------------------------------------------------------------------------
Due in one year or less                                  $   97,908   $   99,533
Due after one year through five years                       787,895      826,612
Due after five years through ten years                      343,550      369,639
Due after ten years                                          34,993       38,169
Mortgage-backed and other structured securities             866,375      897,077

--------------------------------------------------------------------------------

Total debt securities                                    $2,130,721   $2,231,030
================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


                EQUITY SECURITIES

           The cost, gross unrealized gains and losses, and estimated fair value of equity securities at December 31 are as follows (000s omitted):

          ====================================================================================================================
                                                                       Gross                Gross              Estimated
                                                                    Unrealized           Unrealized              Fair
                                                  Cost                 Gains               Losses                Value
          --------------------------------------------------------------------------------------------------------------------
          2002                               $        84,330      $         3,612      $        (9,172)     $        78,770
          2001                                       103,516               10,507              (15,400)              98,623
          ====================================================================================================================

                MORTGAGE LOANS

           The Company's mortgage portfolio consists mainly of commercial mortgage loans made to customers throughout the United States. All outstanding commercial mortgage loans are secured by completed income-producing properties. At December 31, 2002 the commercial mortgage portfolio had an average remaining life of approximately 5.2 years, with all principal in the total mortgage portfolio due prior to 2024. The Company limits its concentrations of credit risk by diversifying its mortgage loan portfolio so that loans made in any one major market are not greater than 15% of the aggregate mortgage loan portfolio balance (at December 31, 2002, the company held 17% in California, which is the highest concentration in one state), and loans of no more than 2% of the aggregate mortgage loan portfolio balance are made to any one borrower.

                NET INVESTMENT INCOME

           Sources of net investment income for the years ended December 31 are summarized as follows (000s omitted):

          =====================================================================================================================

                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Gross investment income:
              Debt securities                                     $       115,323      $       110,458       $       111,667
              Equity securities                                             1,678                1,670                 3,602
              Mortgage loans                                               24,216               27,716                28,889
              Real estate                                                   8,928                9,692                 9,169
              Policy loans                                                  6,721                6,783                 6,905
              Derivative financial instruments                             (1,273)               2,089                (5,959)
              Short-term investments and other                              1,653                2,717                 4,039
          ---------------------------------------------------------------------------------------------------------------------

                                                                          157,246              161,125               158,312
          Investment expenses                                             (11,909)             (12,635)              (12,384)
          ---------------------------------------------------------------------------------------------------------------------

          Net investment income                                   $       145,337      $       148,490       $       145,928
          =====================================================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================

                NET REALIZED INVESTMENT GAINS (LOSSES)

           Sources of realized gains (losses) for the years ended December 31 are summarized as follows (000s omitted):


          =====================================================================================================================
                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Debt securities:
            Gross gains from sales                                $        13,461      $        10,946       $         3,414
            Gross losses from sales                                       (20,053)             (11,201)              (16,927)
            Other                                                             594                1,588                (3,239)
            Impairment losses                                              (6,518)              (1,576)                -
          Equity securities:
            Gross gains from sales                                          1,536               14,311                 5,232
            Gross losses from sales                                       (16,303)              (2,145)               (1,432)
            Other                                                           -                      462                   943
            Impairment losses                                              (2,922)               -                     -
          Mortgage loans                                                    -                    -                      (578)
          Real estate                                                       -                      589                   154
          Derivative financial instruments                                  1,178               (3,421)               (2,425)
          Other                                                              (518)               -                     -
          ---------------------------------------------------------------------------------------------------------------------
          Net realized investment gains (losses)                  $       (29,545)     $         9,553       $       (14,858)
          =====================================================================================================================

           Proceeds from the sale of debt securities were $607,210,000, $443,458,000 and $803,896,000 in 2002, 2001 and 2000, respectively.
           Proceeds from the sale of equity securities were $25,750,000, $44,912,000 and $12,317,000 in 2002, 2001 and 2000, respectively.

                NET UNREALIZED INVESTMENT GAINS (LOSSES)

           The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows (000s omitted):

          =====================================================================================================================
                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Debt securities                                         $        89,537      $        30,027       $         9,136
          Equity securities                                                (5,560)              (4,893)               18,390
          Short-term investments                                              (15)                  18                 -
          Deferred policy acquisition cost adjustments                    (17,122)              (4,348)               (5,572)
          Other                                                             6,102                1,213                 2,401
          Deferred income taxes                                           (25,529)              (8,039)               (8,317)
          ---------------------------------------------------------------------------------------------------------------------

          Net unrealized investment gains                         $        47,413      $        13,978       $        16,038
          =====================================================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================

                SECURITIES LENDING AGREEMENTS

           The Company is party to securities lending agreements to earn fee income. Unrelated parties borrow securities from the Company and must deposit cash collateral equal to a minimum of 102% of the fair value of the loaned securities. The security custodian monitors the collateral position daily. The Company remains the beneficial owner and the loaned securities are included with debt securities. At December 31, 2002 and 2001, the fair value of securities loaned by the Company totaled $176.4 million and $68.2 million, respectively.

           The amount of collateral received is invested in short-term securities and is included in the consolidated balance sheets as short-term investments with a corresponding liability included in accounts payable and other liabilities. The fair value of collateral held was $180.4 million and $69.5 million at December 31, 2002 and 2001, respectively.

                DERIVATIVE FINANCIAL INSTRUMENTS

           At various times, consistent with its asset allocation strategy, the Company entered short positions on stock and bond index futures to manage portfolio duration and fixed income and domestic equities exposure. To manage interest rate exposure associated with funding agreements, the Company periodically invests in long interest rate futures positions to hedge the gap between receipt of deposits and investment of the funds. Also, consistent with its overall risk strategy, the Company utilized short positions in foreign currency futures to manage the fair value foreign currency risk exposure to securities investments denominated in foreign currencies. The company classifies the foreign currency futures as fair value hedges of the designated foreign currency risk of Japanese yen, British pound and Euro denominated long-term bonds.

           Futures contracts are a commitment to purchase or deliver securities or currency in the future at a predetermined price or yield, and are usually settled in cash. When a futures contract is entered, a margin account is established with the broker and is based on the requirements of the futures exchange. Any change in the value of the futures contract is recorded in income as a realized gain or loss. A realized gain or loss is recorded when the futures contract is closed out.

           The Company uses interest rate swaps to reduce market risks from changes in interest rates and to properly align the risk characteristics of assets and liabilities. Under interest rate swaps the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. The swap contracts are entered into pursuant to master agreements that normally provide for a single net payment to be made by one counterparty at each due date. The Company accrues the net periodic settlement amount of interest rate swap agreements into income and records a realized gain or loss for any change in the fair value of the interest rate swap agreements.

           The Company uses total return swaps to gain exposure to various market sectors. Under total return swaps the Company agrees with other parties to exchange, at specified intervals, the difference between the total return on an index or basket of securities and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The Company has entered into a foreign equity swap to gain exposure to equities in certain foreign countries which terminated in February 2001, a corporate bond index swap to gain additional exposure to high quality fixed income securities which terminated in November 2001, and commercial mortgage backed security swaps in 2001 to gain additional exposure to the investment grade commercial mortgage backed securities market. Commercial mortgage-backed security swaps were the only total return swap agreements in which the Company was involved for 2002.

           Generally, no cash is exchanged at the outset of a swap contract and no principal payments are made by either party. A single net payment is made by one of the counterparties at each due date. The net periodic payment accrued is recorded as a realized gain or loss and any change in the fair value of the total return swap is recorded in income as a realized gain or loss.

           Options are contracts that grant the purchaser, for a premium payment, the right to receive an amount of money based on a specified formula within a specified period of time. The Company began issuing market index certificates in 2000. In return for the premium received, the Company agrees to pay the participant a percentage of the market price increase of the S&P 500 Index above an agreed upon strike price at the end of a specified term. The Company mitigates risk from these agreements by purchasing over-the-counter call options with identical terms. The net of the premium received for the options written and premium paid for the options purchased is amortized into income over the life of the option agreement. Any change in the fair value of the options written or options purchased are recorded in income as realized gains and losses.

           The Company is exposed to credit losses in the event of nonperformance by the counterparties to its swap and option agreements. The Company monitors the credit standing of the counterparties and anticipates that the counterparties will be able to fully satisfy their obligations under the contracts given their high credit ratings. The futures contracts are traded on a regulated exchange and have little or no counterparty risk.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2002
================================================================================


           The following tables provide a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2002 and 2001.


          ==================================================================================================================
                                                                                                Current Market or
                                                                                                   Fair Value
                  December 31, 2002                Carrying            Notional
                    (000s omitted)                  Value               Amount              Assets           Liabilities
          ------------------------------------------------------------------------------------------------------------------
          Interest rate and total
            return swaps                        $        (1,811)    $        70,000     $         1,159     $         2,970
          Financial futures                              (4,488)            112,338               -                   4,488
          Purchased option contracts                        771              19,908                 771               -
          Written option contracts                         (771)            (19,908)              -                     771
          ------------------------------------------------------------------------------------------------------------------

          Total derivative financial
            instruments                         $        (6,299)    $       182,338     $         1,930     $         8,229
          ==================================================================================================================

                  December 31, 2001
                    (000s omitted)
          ------------------------------------------------------------------------------------------------------------------

          Interest rate and total
            return swaps                        $          (660)    $        70,000     $           142     $           802
          Financial futures                                 271              43,229                 363                  92
          Purchased option contracts                      1,469              12,514               1,469               -
          Written option contracts                       (1,469)            (12,514)              -                   1,469
          ------------------------------------------------------------------------------------------------------------------

          Total derivative financial
            instruments                         $          (389)    $       113,229     $         1,974     $         2,363
          ==================================================================================================================

                INVESTMENT IN UNCONSOLIDATED AFFILIATE

           CMLIC owns 50% of MEMBERS Capital Advisors, Inc. (MCA), a registered investment advisor. At December 31, 2002, MCA had assets of $33.6 million and liabilities of $8.9 million. MCA had net income of $2.7 million in 2002, $4.1 million in 2001, and $5.7 million in 2000.

                ASSETS DESIGNATED

           Iowa law requires that assets equal to a life insurer's legal reserve must be on deposit with the Iowa Department of Commerce, Insurance Division. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2002 and 2001, bonds and notes, mortgage loans and policy loans with a carrying value of $2,432.9 million and $2,109.8 million, respectively, were designated for Iowa and various other regulatory authorities as required by law.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2002
================================================================================


                ASSET RESTRICTIONS

           Certain policyholder account balances are part of the Company's separate accounts. However, the assets supporting them are reported in the consolidated balance sheets with the general account assets because the company retains the risk of investment gains and losses. Approximately $356.6 million and $223.6 million of debt securities as of December 31, 2002 and 2001, respectively, are available only to satisfy obligations to these contractholders.

    (4)    INCOME TAX

           The Company files a consolidated life-nonlife federal income tax return with its wholly-owned subsidiaries. The Company has entered into a tax sharing agreement with its affiliates under Reg. Section 1.1552-1(a)(1) and 1.1502-33(d)(3). The agreement provides that the allocation of tax expense between the Company and its affiliates is to be based on a ratio of each company's federal income tax, as if it were filing a separate return, to the total federal income tax as calculated on the consolidated federal income tax return. Income tax credits are allocated to companies within the consolidated tax group based on the tax benefit that the consolidated tax group receives from each company.

           Income tax expense (benefit) attributable to income from operations for the years ended December 31 is as follows (000s omitted):


          =====================================================================================================================
                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Current tax expense (benefit)                           $       (23,499)     $         5,446       $         3,746
          Deferred tax expense                                              3,045                2,076                 4,185
          ---------------------------------------------------------------------------------------------------------------------

          Total income tax expense (benefit)                      $       (20,454)     $         7,522       $         7,931
          =====================================================================================================================


           Income tax expense (benefit) for the years ended December 31 differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income before income taxes due to the items listed in the following reconciliation (000s omitted):


          =====================================================================================================================
                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Tax expense (benefit) computed at federal corporate
            tax rate                                              $        (9,054)     $        10,899       $         6,792
          Meals and entertainment                                             101                   94                    61
          Tax-exempt interest                                                (181)                (304)                 (374)
          Dividends-received deduction                                       (681)                (880)                 (621)
          Differential earnings rate tax                                   (9,000)               1,800                 3,540
          Income tax benefit related to prior years                        (1,216)              (3,615)               (1,300)
          Other, net                                                         (423)                (472)                 (167)
          ---------------------------------------------------------------------------------------------------------------------

          Total income tax expense (benefit)                      $       (20,454)     $         7,522       $         7,931
          =====================================================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2002
================================================================================



           Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at December 31 are as follows (000s omitted):

          ====================================================================================================================
                                                                                            2002                 2001
          --------------------------------------------------------------------------------------------------------------------
          Deferred tax assets:
              Insurance reserves                                                       $        27,520      $        31,168
              Dividends payable to policyholders                                                 3,311                3,057
              Unearned revenue                                                                  38,222               38,057
              Pension and other employee benefits                                               13,493               12,898
              Real estate investments                                                            4,024                4,024
              Other                                                                                859                  620
          --------------------------------------------------------------------------------------------------------------------

          Gross deferred tax assets                                                             87,429               89,824
          --------------------------------------------------------------------------------------------------------------------

          Deferred tax liabilities:
              Deferred policy acquisition costs                                                 64,691               61,969
              Unrealized gains                                                                  25,529                8,039
              Investment income                                                                  4,162                8,962
              Deferred revenue                                                                   7,364                6,400
              Fixed assets                                                                       3,556                1,370
              Other                                                                              7,397                7,370
          --------------------------------------------------------------------------------------------------------------------

          Gross deferred tax liabilities                                                       112,699               94,110
          --------------------------------------------------------------------------------------------------------------------

          Net deferred tax liability                                                   $       (25,270)     $        (4,286)
          =====================================================================================================================

           Management believes that all gross deferred tax assets at December 31, 2002 and 2001 are fully realizable and, consequently, no valuation allowance has been established.

    (5)    RELATED-PARTY TRANSACTIONS

           The Company and CUNA Mutual Insurance Society (CUNA Mutual), a Wisconsin life and health insurer, entered into an agreement of permanent affiliation (the Agreement) effective in 1990. The terms of the Agreement include provisions for reinsurance of each company's future individual life business; the joint development of business plans and distribution systems for the sale of individual insurance and financial services products within the credit union market; and provision for the sharing of certain resources and facilities. Because of the affiliation, certain expenses of the Company are paid by CUNA Mutual and vice-versa. These expenditures are periodically reimbursed.

           In the normal course of business, various transactions are made between the Company and other related entities. In certain circumstances, expenses are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2002
================================================================================


           company; other expenses are allocated among the companies on the basis of time and usage studies.

           The Company has a note receivable from CUNA Mutual Investment Corporation (CMIC), a wholly-owned subsidiary of CUNA Mutual. The carrying value of the note is $0.1 million and $1.1 million at December 31, 2002 and 2001, respectively, and is included in other invested assets.

           The Company and CUNA Mutual are parties to agreements with MEMBERS Capital Advisors, Inc. (MCA) for investment advisory services. MCA, 50% of which is owned by the Company and 50% owned by CMIC, manages substantially all of the Company's invested assets in accordance with policies, directives, and guidelines established by the Company. For these services, the Company incurred fees totaling $2.2 million, $2.0 million and $2.7 million in 2002, 2001 and 2000, respectively. CUNA Mutual and its subsidiaries incurred fees totaling $3.4 million, $2.1 million and $2.7 million for 2002, 2001 and 2000, respectively.

           The Company invests in mutual funds managed by MCA. The carrying value of these investments was $52.8 million and $62.6 million at December 31, 2002 and 2001, respectively.

           Balances due from MCA and CUNA Mutual and its affiliates are reported as other assets and receivables and accounts payable and other liabilities in the accompanying consolidated balance sheets. Amounts due from affiliates were $11.2 million and $11.1 million at December 31, 2002 and 2001, respectively. Amounts due to affiliates were $48.4 million and $20.1 million at December 31, 2002 and 2001, respectively.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 2002
================================================================================


    (6)    REINSURANCE

           In the ordinary course of business, the Company enters into reinsurance agreements for the purpose of limiting its exposure to loss on any one single insured or to diversify its risk and limit its overall financial exposure. The Company remains contingently liable in the event that a reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

           The effects of reinsurance on premiums and on claims and benefits for the years ended December 31 is as follows (000s omitted):


          ==================================================================================================================
                                                                     2002                2001                  2000
          ------------------------------------------------------------------------------------------------------------------
          Premiums:
            Direct                                              $        64,312     $        61,190      $        60,894
            Assumed                                                      88,386              77,693               65,540
            Ceded                                                       (13,317)            (12,354)             (11,641)
          ------------------------------------------------------------------------------------------------------------------

          Net premiums                                          $       139,381     $       126,529      $       114,793
          ==================================================================================================================

          Claims and benefits:
            Direct                                              $        93,080     $        96,484      $        89,673
            Assumed                                                      34,195              34,214               30,177
            Ceded                                                       (13,851)             (9,979)             (13,614)
          ------------------------------------------------------------------------------------------------------------------

          Net claims and benefits                               $       113,424     $       120,719      $       106,236
          ==================================================================================================================


           Premiums and benefits on traditional life business ceded to CMIC's subsidiary, MEMBERS Life Insurance Company (MEMBERS), from the company during 2002 were $6.2 million and $6.1 million, respectively, during 2001 were $6.1 million and $5.5 million, respectively and during 2000 were $6.1 million and $6.8 million, respectively. The reinsurance assumed shown in the table above is all from CUNA Mutual.

           At December 31, 2002 and 2001, reinsurance recoverables on insurance reserves, policyholder account balances and paid losses of $561.8 million and $444.5 million, respectively, are reported as assets.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================

    (7)    BENEFIT PLANS

           The Company has a noncontributory defined benefit pension plan covering substantially all regular full-time employees and agents. Separate plans for home office employees and agents were merged into a single plan in 2002. Retirement benefits are based on compensation and years of service. The Company's policy is to fund pension costs as required to meet the minimum funding requirements under the Employee Retirement Income Security Act of 1974. Prior to 2002, substantially all benefit plan assets were directly invested in the Ultra Series Fund, a family of mutual funds which is the investment vehicle for variable life, variable annuities and group variable annuity products held in CMLIC's separate account. Effective in 2002, the plans purchased a group annuity policy from CMLIC. Accordingly, the 2002 benefit plan assets shown in the table below are reflected as part of the separate account assets and corresponding liabilities of CMLIC.

           The Company has postretirement benefit plans which provide certain medical and life insurance benefits to eligible participants and dependents. The cost of postretirement benefits is recognized over the period the employees perform services to earn the benefits.

           The following table summarizes the benefit obligations, the fair value of assets, and the funded status of the plans at December 31 (000s omitted):

          ====================================================================================================================
                                                          Pension Benefits                 Other Postretirement Benefits
                                                      2002                2001               2002                2001
          --------------------------------------------------------------------------------------------------------------------
          Reconciliation of benefit obligation:

          Obligation at January 1                 $        73,857    $        60,926     $        31,157    $        23,630
          Service cost                                      3,901              2,923               1,916              2,277
          Interest cost                                     4,284              4,202               2,008              1,638
          Actuarial (gain) loss                           (12,635)             7,708               8,641              3,252
          Benefit payments                                 (2,012)            (1,985)               (709)              (596)
          Other amendments and
            events                                            195                 83                (167)               956
          --------------------------------------------------------------------------------------------------------------------

          Obligation at December 31               $        67,590    $        73,857     $        42,846    $        31,157
          ====================================================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================



          ====================================================================================================================
                                                          Pension Benefits                 Other Postretirement Benefits
                                                      2002                2001               2002                2001
          --------------------------------------------------------------------------------------------------------------------
          Reconciliation of fair value of plan assets:

          Fair value of plan assets at
            January 1                               $      63,321      $      66,064     $         -        $         -
          Actual return on plan assets                    (11,257)            (3,075)              -                  -
          Employer contributions                            -                  2,317                 709                596
          Benefit payments                                 (2,013)            (1,985)               (709)              (596)
          --------------------------------------------------------------------------------------------------------------------

          Fair value of plan assets at
            December 31                             $      50,051      $      63,321     $         -        $         -
          ====================================================================================================================

          Funded status:

          Funded status at December 31              $     (17,539)     $     (10,536)    $       (42,846)   $       (31,157)
          Unrecognized prior service cost                     465                 83                 642                650
          Unrecognized loss                                 5,990              2,623              15,595              7,385
          --------------------------------------------------------------------------------------------------------------------

          Net amount recognized                     $     (11,084)     $      (7,830)    $       (26,609)   $       (23,122)
          ====================================================================================================================

           The net amount recognized in the balance sheet as of December 31, 2002 and 2001 as shown in the table above represents the accrued benefit liability of the plans.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


           The following tables provide the components of net periodic benefit cost for the plans for the years ended December 31 (000s omitted):

          =====================================================================================================================
                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Pension benefits:

          Service cost                                            $         3,901      $         2,923                 2,732
          Interest cost                                                     4,284                4,202                 3,867
          Actual return on plan assets                                     11,257                3,074                (4,132)
          Amortization of net unrecognized prior service cost                  50                 (540)                 (601)
          Settlement/curtailment                                                3                -                     -
          Asset loss                                                      (16,243)              (8,015)                 (476)
          ---------------------------------------------------------------------------------------------------------------------

          Net periodic benefit cost                               $         3,252      $         1,644       $         1,390
          =====================================================================================================================

          Other postretirement benefits:

          Service cost                                            $         1,916      $         2,277       $         1,412
          Interest cost                                                     2,008                1,638                 1,311
          Amortization of net unrecognized loss                               264                  115                 -
          Amortization of prior service cost                                -                      (59)                  (59)
          Settlement/curtailment                                                8                -                     -
          ---------------------------------------------------------------------------------------------------------------------

          Net periodic benefit cost                               $         4,196      $         3,971       $         2,664
          =====================================================================================================================

          The actuarial assumptions used to develop the components of pension and other postretirement benefit expense for the years ended December 31 were as follows:

          Discount rate                                                      6.5%                 6.5%                  7.0%
          Expected long-term rate of return on plan
            assets                                                           8.0%                 7.5%                  7.5%
          Assumed rate of compensation increase                              5.0%                 5.0%                  5.0%
          =====================================================================================================================

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


           The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation are 12% reduced over a period of 20 years to 4% for 2002 and 12.0% reduced over a period of 20 years to 4.5% for 2001. The discount rate used in determining the accumulated postretirement benefit obligation is 6.5% in 2002 and in 2001. The effect of a 1.0% increase (decrease) in the health care cost trend rate assumption would result in an increase (decrease) of 18.0% (14.2%) in the accumulated postretirement benefit obligation from $42.8 million to $50.5 million ($36.7 million).

                OTHER POSTEMPLOYMENT BENEFITS

           The Company has a plan to provide severance pay and continuation of certain life and health benefits to qualifying inactive or former employees after employment but before retirement. Such costs are recognized during an employee's service years if he or she meets certain requirements. The liability for other postemployment benefits was $3.7 million and $2.0 million at December 31, 2002 and 2001, respectively.

                DEFINED CONTRIBUTION PLANS

           The Company has defined contribution thrift and savings plans which cover all regular full-time employees and agents who meet certain eligibility requirements. Under the plans, the Company contributes an amount equal to a participant's contribution, up to a maximum of 5% of a participant's salary. The Company match is vested according to plan schedules. The Company's contributions for the years ended December 31, 2002, 2001 and 2000 were $3.8 million, $2.7 million and $1.5 million, respectively.

    (8)    STATUTORY FINANCIAL DATA

           The Company is subject to statutory regulations as to maintenance of policyholders' surplus.

           Risk-Based Capital (RBC) requirements promulgated by the NAIC require
           U. S. life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk. At December 31, 2002, the Company's adjusted surplus exceeds minimum requirements.

           CMLIC files statutory-basis financial statements with insurance regulatory authorities. The Iowa Insurance Department has allowed CMLIC to use certain accounting practices which differ in some respects from prescribed statutory accounting practices (permitted practices). These permitted practices relate to the carrying value of fixed maturity securities held in the separate account which support certain funding agreements and, for 2001 only, to the carrying value of certain securities not filed with the Securities Valuation Office of the NAIC. The use of these permitted practices (decreased) increased reported statutory surplus by $(1.8) million and $29.3 million as of December 31, 2002 and 2001, respectively.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


           A reconciliation of the Company's statutory net income and surplus to GAAP net income and policyholders' surplus for the years ended and at December 31 is as follows (000s omitted):

          =====================================================================================================================
                                                                       2002                  2001                 2000
          ---------------------------------------------------------------------------------------------------------------------
          Statutory net income (loss)                             $       (29,271)     $         8,914       $         5,780
          Adjustments:
              Deferred policy acquisition costs                            10,701                  (73)               19,772
              Insurance reserves                                           17,390                  566                (3,473)
              Federal income taxes                                         (3,092)              (1,328)               (5,286)
              Investment valuations                                         -                    -                    (3,516)
              Pension benefits                                             (2,750)              (1,644)                   38
              Realized gains (losses)                                         486                4,681                (7,038)
              Derivative financial instruments                              3,450                 (541)                  607
              Other                                                        (1,508)              14,519                 6,539
          ---------------------------------------------------------------------------------------------------------------------

          GAAP net income (loss)                                  $        (4,594)     $        25,094       $        13,423
          =====================================================================================================================

          =====================================================================================================================

          Statutory surplus                                       $       210,075      $       224,749       $       218,942
          Adjustments:
              Deferred policy acquisition costs                           215,994              218,067               216,917
              Insurance reserves                                          (78,928)             (96,319)              (96,177)
              Revaluation of available for sale debt
                securities                                                 81,387               33,689                 8,545
              Asset valuation reserve for life insurance
                companies                                                  44,011               50,364                64,506
              Unearned revenue                                            (24,509)             (31,265)              (45,621)
              Real estate valuation                                        (1,598)              (1,597)               (8,237)
              Accrual for postretirement benefits                         (13,896)             (13,176)              (12,136)
              Dividends payable to policyholders                           13,560               13,335                12,930
              Accrual for pension benefits                                 (7,753)             (10,147)               (8,500)
              Federal income taxes                                        (47,039)             (21,455)               (5,987)
              Derivative financial instruments                             (2,970)                (406)                -
              Other                                                           542               (5,804)               (8,181)
          ---------------------------------------------------------------------------------------------------------------------

          GAAP policyholders' surplus                             $       388,876      $       360,035              $337,001
          =====================================================================================================================


CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


    (9)    COMMITMENTS AND CONTINGENCIES

           The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during 2002 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies.

           The Company has established a liability of $1.0 million in 2002 and 2001 for guaranty fund assessments. The Company also estimates the amount recoverable from future premium tax payments related to these assessments and has established an asset of $0.7 million in 2002 and 2001. Recoveries of assessments from premium taxes are generally made over a five-year period.

           The Company is a defendant in various legal actions arising out of the conduct of its business. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial position or results of operations of the Company.

   (10)    DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

           Accounting standards require disclosure of fair value information about certain on- and off-balance sheet financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not readily available, fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are excluded from the disclosure requirements. In addition, the tax ramifications of the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been taken into consideration.

           The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


                CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS, AND ACCRUED INVESTMENT INCOME

           The carrying amounts for these instruments approximate their fair values.

                POLICY LOANS

           Policy loans are considered an integral part of the underlying insurance policies. Because policy loans are often repaid by reducing policy benefits and due to their variable maturity dates, it is not practicable to estimate their fair value.

                INVESTMENT SECURITIES

           Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values of equity securities are based on quoted market prices.

                MORTGAGE LOANS

           The fair values for mortgage loans are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral.

                DERIVATIVE FINANCIAL INSTRUMENTS

           The fair value of derivatives is based upon an estimate, using discounted cash flow techniques, of the amount which would be required to close the derivative position given the current market environment. Fair values for derivatives traded on an exchange are based on quoted market prices.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
================================================================================


                INVESTMENT-TYPE CONTRACTS

           The fair value of the Company's liabilities under investment-type insurance contracts such as annuities is based on the account balance less applicable surrender charges.

           The carrying amounts and estimated fair values of the Company's significant financial instruments at December 31 are as follows (000s omitted):

          ====================================================================================================================

                                                                2002                                    2001
                                                      Carrying       Estimated Fair          Carrying          Estimated
                                                       Amount            Value                Amount           Fair Value
          --------------------------------------------------------------------------------------------------------------------
          Financial instruments
            Recorded as assets:
              Debt securities                     $     2,231,030    $     2,231,030     $     1,770,598    $     1,770,598
              Equity securities                            78,770             78,770              98,623             98,623
              Mortgage loans                              275,971            307,653             306,902            325,562
              Short-term investments                      186,058            186,058              92,760             92,760
              Cash and cash equivalents                    62,286             62,286              44,427             44,427
              Accrued investment income                    30,874             30,874              26,179             26,179
              Derivatives                                   1,930              1,930               1,974              1,974

          Financial instruments recorded as
           liabilities:
              Investment-type contracts                (1,889,177)        (1,837,043)         (1,217,412)        (1,181,634)
              Derivatives                                  (8,229)            (8,229)             (2,363)            (2,363)
          ====================================================================================================================

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

         All required financial statements are included in Part B.

(b)      Exhibits

         1. Certified resolution of the board of directors of Century Life of America (the "Company") establishing Century Variable Annuity Account (the "Account"). Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

         2.       Not Applicable.

         3.(a) Distribution Agreement Between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

           (b) Servicing Agreement related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

         4.(a) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

           (b) State Variations to Contract Form No. 2800. Incorporated herein by reference to post-effective amendment number 10 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 27, 2000.

           (c) TSA Endorsement. Incorporated herein by reference to post-effective amendment number 7 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 1998.

           (d) IRA Endorsement. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

           (e) Roth IRA Endorsement. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File NO. 33-73738) filed with the Commission on April 22, 1999.

           (f) Executive Benefit Plan Endorsement. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

           (g) Amendment to Contract, form no. 2002-VAIAMEND. Incorporated herein by reference to post-effective amendment number 12 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 28, 2002.

         5.(a) Variable Annuity Application. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

           (b) State Variations to Application Form No. 1676. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File NO. 33-73738) filed with the Commission on April 22, 1999.

           (c) State Variations to Application Form No. 99-VAAPP. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File NO. 33-73738) filed with the Commission on April 22, 1999.

         6.(a) Certificate of Existence of the Company. Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

           (b) Articles of Incorporation of the Company. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

           (c) Bylaws of the Company. Incorporated herein by reference to post-effective amendment number 12 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 28, 2002.

         7.       Not Applicable.

         8.(a) Letter Agreement between Rowe Price-Fleming International, Inc. and the Company dated April 1, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999. Form of Amendment to Participation Agreement Among T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and CUNA Mutual Life Insurance Company dated October 1, 2002.

           (b) Participation Agreement between MFS Variable Insurance Trust and the Company dated November 21, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999. Form of First Amendment to Participation Agreement dated October 1, 2002.

           (c) Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and the Company, dated February 20, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999. Form of Amendment No. 2 to Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Company dated October 1, 2002.

           (d) Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and the Company dated May 1, 20000. Incorporated herein by reference to post-effective amendment number 11 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 2001. Form of Amendment to Participation Agreement dated October 2, 2002.

         9. Opinion of Counsel from Barbara L. Secor, Esquire. Incorporated herein by reference to post-effective amendment number 7 to this Form N-4 registration Statement (File No. 33-73738) filed with the Commission on April 17, 1998.

         10.      PricewaterhouseCoopers LLP Consent.

         11.      Not applicable.

         12.      Not applicable.

         13.      Schedules of Performance Data Computation.

         14.      Not applicable.

Power of Attorney.

ITEM 25.  DIRECTORS AND OFFICERS OF THE COMPANY

        Name                                    Position/Office
Directors

Eldon R. Arnold**                   Director
James C. Barbre**                   Director
Robert W. Bream**                   Director
James L. Bryan**                    Director &  Chairman of the Board
Loretta M. Burd**                   Director & Vice Chairman
Ralph B. Canterbury**               Director
Jerald R. Hinrichs**                Director
Thomas C. Jones**                   Director
Michael B. Kitchen**                Director
Brian L. McDonnell**                Director & Second Vice Chairman
C. Alan Peppers**                   Director
Neil A. Springer**                  Director
Farouk D.G. Wang**                  Director
Larry T. Wilson**                   Director

Executive Officers

Vacant                              CUNA Mutual Life Insurance Company*
                                    Chief Officer - Sales & Marketing

Michael S. Daubs**                  CUNA Mutual Life Insurance Company*
                                    Chief Officer - Investments

James M. Greaney**                  CUNA Mutual Life Insurance Company*
                                    Chief Officer - Credit Union Enterprise

Steven A. Haroldson                 CUNA Mutual Life Insurance Company
                                    Chief Officer - Technology

Jeffrey D. Holley                   CUNA Mutual Life Insurance Company
                                    Chief Officer - Finance

Michael B. Kitchen**                CUNA Mutual Life Insurance Company*
                                    President and Chief Executive Officer

Reid A. Koenig***                   CUNA Mutual Life Insurance Company*
                                    Chief Officer - Operations

Daniel E. Meylink, Sr.**            CUNA Mutual Life Insurance Company*
                                    Chief Officer - Member Services/Lending
                                      Services

Faye Patzner**                      CUNA Mutual Life Insurance Company*
                                    Chief Officer - Legal

* CUNA Mutual Life Insurance Company entered into a permanent affiliation with the CUNA Mutual Insurance Society on July 1, 1990. Those persons marked with an "*" hold identical titles with CUNA Mutual Insurance Society. The most recent position has been given for those persons who have held more than one position with CUNA Mutual Life Insurance Company or CUNA Mutual Insurance Society during the last five year period.

** Principal place of business is 5910 Mineral Point Road, Madison, Wisconsin 53705.

***      Principal place of business is 2000 Heritage Way, Waverly, Iowa 50677.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the Company and may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

In addition, as described in the prospectus under the caption "CUNA Mutual Life Insurance Company," by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Company and the registrant could be considered to be affiliated persons of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                   SEE ORGANIZATION CHARTS ON FOLLOWING PAGE.

                          CUNA Mutual Insurance Society
                  Organizational Chart As Of November 14, 2002

CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1953*
State of domicile: Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

1.       CUNA Mutual Investment Corporation
         Business: Holding Company
         October 15, 1972*
         State of domicile: Wisconsin

         CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

                  a.       CUMIS Insurance Society, Inc.
                           Business: Corporate Property/Casualty Insurance May 23, 1960*
                           State of domicile: Wisconsin

                           CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:

                                    (1)      Credit Union Mutual Insurance
                                               Society New Zealand Ltd.
                                             Business: Fidelity Bond Coverage
                                             November 1, 1990*
                                             Country of domicile: New Zealand
                                             Incorporated in New Zealand on
                                               November 25, 1977
                                             Purchased from New Zealand League
                                               on November 1, 1990

                  b.       CUNA Brokerage Services, Inc.
                           Business: Brokerage
                           July 19, 1985*
                           State of domicile: Wisconsin

                  c.       CUNA Mutual General Agency of Texas, Inc.
                           Business: Managing General Agent
                           August 14, 1991*
                           State of domicile: Texas

                  d.       MEMBERS Life Insurance Company
                           Business: Credit Disability/Life/Health
                           February 27, 1976*
                           State of domicile: Wisconsin
                           Formerly CUMIS Life & CUDIS

                  e.       International Commons, Inc.
                           Business: Special Events
                           January 13, 1981*
                           State of domicile: Wisconsin

                  f.       CUNA Mutual Mortgage Corporation
                           Business: Mortgage Servicing
                           November 20, 1978* Incorporated
                           December 1, 1995 Wholly Owned
                           State of domicile: Wisconsin

                  g.       CUNA Mutual Insurance Agency, Inc.
                           Business: Leasing/Brokerage
                           March 1, 1974*
                           State of domicile: Wisconsin
                           Formerly CMCI Corporation

                           CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                                    (1)      CUNA Mutual Insurance Agency of
                                               Alabama, Inc.
                                             Business: Property & Casualty
                                               Agency
                                             May 27, 1993
                                             State of domicile: Alabama

                                    (2)      CUNA Mutual Insurance Agency of New
                                               Mexico, Inc.
                                             Business: Brokerage of Corporate &
                                               Personal Lines
                                             June 10, 1993*
                                             State of domicile: New Mexico

                                    (3)      CUNA Mutual Insurance Agency of
                                               Hawaii, Inc.
                                             Business: Property & Casualty
                                               Agency
                                             June 10, 1993*
                                             State of domicile: Hawaii

                                    (4)      CUNA Mutual Casualty Insurance
                                               Agency of Mississippi, Inc.
                                             Business: Property & Casualty
                                               Agency
                                             June 24, 1993*
                                             State of domicile: Mississippi

                                    (5)      CUNA Mutual Insurance Agency of
                                               Kentucky, Inc.
                                             Business: Brokerage of Corporate &
                                               Personal Lines
                                             October 5, 1994*
                                             State of domicile: Kentucky

                                    (6)      CUNA Mutual Insurance Agency of
                                               Massachusetts, Inc.
                                             Business: Brokerage of Corporate &
                                               Personal Lines
                                             January 27, 1995*

                                             State of domicile: Massachusetts

                  h.       Stewart Associates Incorporated
                           Business: Insurance Agency for Credit Insurance,
                             Collateral Protection, Mechanical Breakdown
                           March 6, 1998
                           State of domicile: Wisconsin

                  i.       CMG Mortgage Assurance Company
                           Formerly Investors Equity Insurance Company, Inc.
                           Business: Private Mortgage Insurance
                           50% ownership by CUNA Mutual Investment Corporation 50% ownership by PMI Mortgage Insurance Company Incorporated in California on March 3, 1969
                           Acquired by CUNA Mutual Investment Corporation April
                             14, 1994
                           State of domicile: Wisconsin

                  j.       CUNA Mutual Business Services, Inc.
                           Business: Financial Services
                           Incorporated April 22, 1974
                           Wholly owned March 6, 2000
                           State of domicile: Wisconsin

                  k.       Lending Call Center Services, LLC
                           Business: Provides Lending Call Center Services &
                             Lending Solutions to Credit Unions
                           Incorporated June 24, 2002
                           Owned by a sole Class A Owner - APPRO Systems, Inc. Owned by a sole Class B Owner - CUNA Mutual
                             Investment Corporation

2.       C.U.I.B.S. Pty. Ltd.
         Business: Brokerage
         February 18, 1981*
         Country of domicile: Australia

3.       CUNA Caribbean Insurance Society Limited
         Business: Life and Health
         July 4, 1985*
         Country of domicile: Trinidad and Tobago

         CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

                  a.       CUNA Caribbean Insurance Services Limited
                           Business: Consultants, Advisors and Managers for
                             Insurance & Pension Plans
                           Incorporated November 26, 1991
                           Country of domicile: Trinidad and Tobago

4.       CUNA Mutual Australia Holding Co. Pty. Ltd.
         Business: Holding Company

         September 17, 1999*
         Country of domicile: Australia

         CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:

                  a.       CUNA Mutual Life Australia, Ltd.
                           Business: Life Insurance
                           October 15, 1999
                           Country of domicile: Australia

5.       CUNA Mutual Group, Limited
         Business: Brokerage
         May 27, 1998
         Country of domicile: U.K.

*  Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.       C.U. Family Insurance Services, Inc./Colorado
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Colleague Services Corporation
         September 1, 1981

2.       C.U. Insurance Services, Inc./Oregon
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Oregon Credit Union League
         December 27, 1989

3.       The CUMIS Group Limited
         63.3% ownership by CUNA Mutual Insurance Society
         December 31, 1991

         The CUMIS Group Limited is the 100% owner of the following companies:

                  a.       CUMIS Life Insurance Company
                           Business: Creditor Group, Individual Life and
                             Disability Insurance
                           January 1, 1977
                           Country of domicile: Canada

                  b.       CUMIS General Insurance Company
                           Business: Property & Casualty Insurance
                           July 1, 1980
                           Country of domicile: Canada

                  c.       MemberCARE Financial Services Limited

                           Business: Serve as a partner with CUMIS Life for the
                             deliver of the MemberCARE
                           Financial Services Program
                           August 1, 1993
                           Country of domicile: Canada

                  d.       MemberCARE Financial Services Partnership
                           Originally formed on January 1, 1994 as a partnership between Co-operators Life Insurance Company and CUMIS Life Insurance Company.
                           January 1, 1997 - CUMIS Life purchased 49.5% of
                             Co-operator's interest in the partnership (bringing their total to 99.5%) and MemberCARE Financial Services Limited purchased 0.5%.
                           Country of domicile: Canada

                  e.       Canadian Northern Shield Insurance Company
                           Business: Property & Casualty Insurance
                           February 1, 1985
                           Country of domicile: British Columbia, Canada

                  f.       CUMIS Services Limited
                           Business: Acquisitions and Insurance Agency
                             Management Services
                           June 1, 2000
                           Country of domicile: Canada

                  g.       WESTCU Insurance Services Limited
                           Business: Insurance Agency Management
                           June 21, 2000
                           Country of domicile: Westminster, Canada

4.       MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         January 1, 1992

5.       CUNA Mutual Insurance Agency of Ohio, Inc.
         1% of value owned by Boris Natyshak (CUNA Mutual Employee) subject to a voting trust agreement,
         Michael B. Kitchen as Voting Trustee.
         99% of value owned by CUNA Mutual Insurance Agency, Inc. DUE to Ohio regulations, CUNA Mutual Insurance Agency, Inc. Holds no voting stock in this corporation.
         June 14, 1993

6.       CMG Mortgage Insurance Company (formerly Investors Mortgage Insurance
           Company)
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by PMI Mortgage Insurance Company
         April 14, 1994

7.       Cooperators Life Assurance Society Limited (Jamaica)
         CUNA Mutual Insurance Society owns 122,500 shares
         Jamaica Co-op Credit Union League owns 127,500 shares

         May 10, 1990

8.       CU Interchange Group, Inc.
         Owned by CUNA Strategic Services, Inc. and various state league organizations
         December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

9.       CMG Mortgage Reinsurance Company
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by PMI Insurance Company
         July 26, 1999

10.      Credit Union Service Corporation
         Atlanta, Georgia
         Owned by Credit Union National Association, Inc. and 18 state league organizations
         March 26, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

11. CUNA Mutual Australia Limited (formerly finsure.australia limited) 100% ownership by CUNA Mutual Australia Holding Company Pty. Limited October 15, 1999

         CUNA Mutual Australia Limited is the 100% owner of the following companies:

                  a.       CUNA Mutual Insurance Brokers Pty Limited (formerly
                             NCUIS Insurance Brokers Pty Limited)
                           Business: Provides Insurance Brokerage Capability

                  b.       CUNA Mutual Underwriting (Agencies) Pty Limited
                             (formerly NCUIS Underwriting (Agencies) Pty
                             Limited), which itself is a wholly-owned subsidiary of CUNA Mutual Insurance Brokers Pty Limited
                           Business: Provides Insurance Brokerage Capability

                  c.       CUNA Mutual Technology Services Australia Pty Limited
                             (formerly Direct Insurance Network International Pty Limited)
                           Business: Provides Technology Solutions in Support of
                             Our Insurance Operations

12.      CUNA Strategic Services, Inc.
         CUNA Mutual Insurance Society owns 200.71 shares
         December 31, 1999

Partnerships

1.       CM CUSO Limited Partnership, a Washington Partnership
         CUMIS Insurance Society, Inc. - General Partner
         Credit Unions in Washington - Limited Partners
         June 14, 1993

1.       "Sofia LTD." (Ukraine)
         99.96% ownership by CUNA Mutual Insurance Society

         .04% ownership by CUMIS Insurance Society, Inc.
         March 6, 1996

2.       'FORTRESS' (Ukraine)
         80% ownership by "Sofia LTD."
         19% ownership by The Ukrainian National Association of Savings and
           Credit Unions
         1% ownership by Service Center by UNASCU
         September 25, 1996

3.       MEMBERS Development Company LLC
         49% ownership by CUNA Mutual Investment Corporation
         51% ownership by Credit Unions & CUSOs
         September 24, 1999

4.       The Center for Credit Union Innovation LLC
         33.3% ownership by CUNA Mutual Insurance Society
         33.3% ownership by CUNA & Affiliates
         33.3% ownership by American Association of Credit Union Leagues January 5, 2000

5.       HRValue Group LLC
         49% ownership by CUNA Mutual Investment Corporation
         51% ownership by Leagues & League Service Organizations
         December 1, 2000

Affiliated (Nonstock)

1.       CUNA Mutual Group Foundation, Inc.
         July 5, 1967

2.       CUNA Mutual Life Insurance Company
         July 1, 1990

                       CUNA Mutual Life Insurance Company
                  Organizational Chart As Of November 14, 2002

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End: December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.       MEMBERS Capital Advisors, Inc.
         An Iowa Business Act Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         50% ownership by CUNA Mutual Investment Corporation
         July 16, 1982

         MEMBERS Capital Advisors, Inc. is the investment adviser of:
         Ultra Series Fund
         MEMBERS Mutual Funds

2.       Plan America Program, Inc.
         A Maine Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company
         March 9, 1995

3.       CMIA Wisconsin, Inc.
         A Wisconsin Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company
         May 29, 1998

4.       League Insurance Agency, Inc.
         (Wholly owned by CMIA Wisconsin, Inc.)
         Business: Insurance Agency
         Incorporated on August 16, 1973
         Acquired on August 31, 2000
         State of domicile: Connecticut

         League Insurance Agency is the 100% owner of the following subsidiary:

                  a.       Member Protection Insurance Plans
                           Business: Insurance Agency
                           Incorporated on August 21, 1991
                           Acquired on August 31, 2000
                           State of domicile: Connecticut

ITEM 27.  NUMBER OF CONTRACTOWNERS

         As of January 31, 2003, there were 13,848 non-qualified contracts outstanding and 18,812 qualified contracts outstanding.

ITEM 28.  INDEMNIFICATION.

         Section 10 of the Bylaws of the Company and Article VIII, Section 4 of the Company's charter together provide for indemnification of officers and directors of the Company against claims and liabilities that such officers and/or directors become subject to by reason of having served as an officer or director of the Company or any subsidiary or affiliate of the Company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such officers or directors in the line of duty as an officer or director, except liability arising out of an officer's or a director's willful misconduct.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

         (a) CUNA Brokerage is the registrant's principal underwriter and for certain variable life insurance contracts issued by CUNA Mutual Life Variable Account. CUNA Brokerage is also principal underwriter for the Ultra Series Fund, an underlying Fund for the Company's variable products. CUNA Brokerage is the distributor of MEMBERS Mutual Funds, a group of open-end investment companies.

         (b)      Officers and Directors of CUNA Brokerage.

Name and Principal                                                     Positions and Offices
Business Address                                                       With the Underwriter
------------------                                                     ---------------------
Grael B. Barker                     Director                           None

Laurie Carlson                      Assistant Secretary                Law Specialist I

Timothy L. Carlson**                Assistant Treasurer                None

David S. Emery                      Vice President                     Division Vice President Credit Union Services
9500 Cleveland Av. #210
Rancho Cucamonga, CA 91730

Dennis J. Godfrey                   Director                           None

James Gowan*                        Director                           Vice President Relationship Management Sales

Kevin T. Lenz                       Director                           Senior VP, Member Marketing & Sales

Tracy K. Lien*                      Assistant Secretary                Recording Secretary/Technical Writer

Timothy Halevan**                   Chief Compliance Officer           None

John W. Henry*                      Director & Vice President          Vice President

Michael G. Joneson*                 Secretary & Treasurer              Vice President

Marcia L. Martin**                  President                          President Broker/Dealer Ops

Faye A. Patzner*                    Vice President - General           Chief Officer - Legal
                                    Counsel

Mark T. Warshauer*                  Director                           Sr. VP, Sales & Marketing & Client Services

*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

         (c) CUNA Brokerage Services is the only principal underwriter. The Distribution Agreement between the Company and CUNA Brokerage Services and the Related Servicing Agreement between the Company and CUNA Brokerage Services specify the services provided by each party. Those contracts have been filed as exhibits under Item 24(b)(3). The Company pays a dealer concession of approximately six percent, as more fully described in Schedule A of the Servicing Agreement. The total dealer's concession for the year ended December 31, 2002, was $1,315,452.03. The contracts provide that the Company performs certain functions on behalf of the distributor. For example, the Company sends confirmation statements to Owners and the Company maintains payroll records for the registered representatives. Some of the dealer concession is used to reimburse the Company for the services it performs on behalf of the distributor.

ITEM 30.  LOCATION BOOKS AND RECORDS

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31.  MANAGEMENT SERVICES

         All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

         (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

         (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 10th day of April, 2003.

                                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                    (REGISTRANT)

                                    By: /s/ Michael B. Kitchen
                                        -------------------------------
                                        Michael B. Kitchen
                                        President

Pursuant to the requirements of the Securities Act of 1933, the depositor, CUNA Mutual Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 10th day of April, 2003.

                                    CUNA MUTUAL LIFE INSURANCE COMPANY
                                        (DEPOSITOR)

                                    By: /s/ Michael B. Kitchen
                                        -------------------------------
                                        Michael B. Kitchen
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on the dates indicated.

SIGNATURE AND TITLE                      DATE           SIGNATURE AND TITLE                      DATE
/s/ ELDON R. ARNOLD                        *            /s/ THOMAS C. JONES                        *
---------------------------------                       ---------------------------------
Eldon R. Arnold, Director                               Thomas C. Jones, Director

/s/ JAMES C. BARBRE                        *            /s/ MICHAEL B. KITCHEN                 04/10/03
---------------------------------                       ---------------------------------
James C. Barbre, Director                               Michael B. Kitchen, Director

/s/ ROBERT W. BREAM                        *            /s/ BRIAN L. MCDONNELL                     *
---------------------------------                       ---------------------------------
Robert W. Bream, Director                               Brian L. McDonnell, Director

/s/ JAMES L. BRYAN                         *            /s/ C. ALAN PEPPERS                        *
---------------------------------                       ---------------------------------
James L. Bryan, Director                                C. Alan Peppers, Director

/s/ LORETTA M. BURD                        *            /s/ NEIL A. SPRINGER                       *
---------------------------------                       ---------------------------------
Loretta M. Burd, Director                               Neil A. Springer, Director

/s/ RALPH B. CANTERBURY                    *            /s/ MARGARET GALLARDO-CORTEZ           04/10/03
---------------------------------                       ---------------------------------
Ralph B. Canterbury, Director                           Margaret Gallardo-Cortez,
                                                        Attorney-In-Fact

/s/ JERALD R. HINRICHS                     *            /s/ FAROUK D. G. WANG                      *
---------------------------------                       ---------------------------------
Jerald R. Hinrichs, Director                            Farouk D. G. Wang, Director

                                                        /s/ LARRY T. WILSON                        *
                                                        ---------------------------------
                                                        Larry T. Wilson, Director

*Pursuant to Powers of Attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity indicated on the date indicated.

SIGNATURE AND TITLE                                    DATE

/s/ Jeffrey D. Holley                               04/10/2003
----------------------------
Jeffrey D. Holley
Chief Financial Officer

/s/ Michael B. Kitchen                              04/10/2003
----------------------------
Michael B. Kitchen
President and Chief Executive Officer

                                  EXHIBIT INDEX

8.(a) Form of Amendment to Participation Agreement between T. Rowe Price and CMLIC dated October 1, 2002.

8.(b) Form of Amendment to Participation Agreement between MFS Variable Insurance Trust and CMLIC dated October 1, 2002.

8.(c) Form of Amendment to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CMLIC dated October 1, 2002.

8.(d) Form of Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors and CMLIC dated October 1, 2002.

10.      PricewaterhouseCoopers LLP Consent.

13.      Schedules of Performance Data Computation.

Powers of Attorney.